As filed with the Securities and Exchange Commission on December 19, 1997

Registration No. 2-84199
811-3762

SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form N 1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[   ] Pre-Effective Amendment No.

[X] Post-Effective Amendment No.    20

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X] Amendment No.    21

SMITH BARNEY AGGRESSIVE GROWTH FUND INC.
(Exact name of Registrant as Specified in Charter)

388 Greenwich Street, New York, New York  10013
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code
(212) 723-9218

Christina T. Sydor
Secretary
Smith Barney Aggressive Growth Fund Inc.
388 Greenwich Street
New York, New York  10013
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as possible after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective:


[   ] immediately upon filing pursuant to
Rule 485(b)
[X] on December 29, 1997 pursuant to Rule
485(b)
[   ] 75 days after filing pursuant to Rule
485(a)
[   ] on 			 pursuant to Rule
485(a)


The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.


Registrant's Rule 24f-2 Notice for the fiscal year ended August
31, 1997 was filed on October 7, 1997 as Accession # 0000091155-
97-000448.



SMITH BARNEY AGGRESSIVE GROWTH FUND INC.
CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover

Contents Page

Cross-Reference Sheet

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

SMITH BARNEY AGGRESSIVE GROWTH FUND INC.
FORM N-1A
CROSS REFERENCE SHEET
Pursuant to Rule 495(a)

Part A
Item No. and Caption				Prospectus Caption

1.  Cover Page					Cover Page

2.  Synopsis					Prospectus Summary

3.  Condensed Financial Information		Financial Highlights

4.  General Description of Registrant 		Cover Page;
Prospectus Summary;
						Investment Objective and
Policies; Distributor;
						Additional Information

5.  Management of the Fund			Prospectus Summary;
Management of the
						Fund; Distributor; Additional
Information

5A.  Management's Discussion of 			Management of the
Fund
	Performance

6.  Capital Stock and Other Securities		Investment
Objective and Policies;
						Dividends, Distributions and
						Taxes; Additional Information

7.  Purchase of Securities Being Offered		Valuation of
Shares; Purchase of
						Shares; Exchange Privilege;
						Redemption of Shares; Minimum
						Account Size; Distributor

8.  Redemption or Repurchase of Shares		Purchase of
Shares; Redemption of
						Shares; Exchange Privilege

9.  Pending Legal Proceedings			Not Applicable


Part B						Statement of Additional
Item No. and Caption 				Information Caption

10.  Cover Page					Cover page

11.  Table of Contents				Contents

12.  General Information and History 		Distributor;
Additional
						Information

13.  Investment Objectives and Policies		Investment
Objectives and
						Management Policies

14.  Management of the Fund			Management of the
						Fund; Distributor

15. Control Persons and Principal Management	Holders of
Securities
	 of the Fund

16.  Investment Advisory and Other Services	Management of the
						Fund; Distributor

17.  Brokerage Allocation				Investment
Objectives and
						Management Policies;
Distributor

18.  Capital Stock and Other Securities		Investment
Objectives and
						Management Policies; Purchase
of
						Shares; Redemption of
						Shares; 	Taxes

19.  Purchase, Redemption and Pricing		Purchase of
Shares; Redemption of
	Securities Being Offered 			Shares; Valuation
of Shares;
						Distributor; Exchange
Privilege

20.  Tax Status					Taxes

21.  Underwriters

PART A

P R O S P E C T U S



                                                                    SMITH BARNEY
                                                                      Aggressive
                                                                          Growth
                                                                       Fund Inc.

                                                          DECEMBER 29, 1997

                                                   PROSPECTUS BEGINS ON PAGE ONE


[LOGO]Smith Barney Mutual Funds
      Investing for your future.
      Every day.

PROSPECTUS                                              DECEMBER 29, 1997


Smith Barney
Aggressive Growth Fund Inc.
388 Greenwich Street
New York, New York 10013

(800) 451-2010

 Smith Barney Aggressive Growth Fund Inc. (the "Fund") is a diversified mutual fund that seeks capital appreciation by investing primarily in common stock of companies the Fund's investment adviser believes are experiencing, or have the potential to experience, growth in earnings that exceed the average earnings growth rate of companies whose securities are included in the Standard & Poor's Daily Price Index of 500 Common Stocks (the "S&P 500"), a weighted index which measures the aggregate change in market value of 400 industrials, 60 transpor-tation and utility companies and 40 financial issues. Companies whose earnings grow at a rate more rapidly than those of S&P 500 companies are often small- or medium-sized companies that stand to benefit from new products or services, technological developments or changes in management. Consequently, the Fund invests principally in the securities of small- or medium-sized companies. Because of its objective and policies, the Fund may be subject to greater investment risks than those assumed by some other investment companies.

 This Prospectus sets forth concisely certain information about the Fund, including sales charges, distribution and service fees and expenses, that pro-spective investors will find helpful in making an investment decision. Invest-ors are encouraged to read this Prospectus carefully and retain it for future reference.

 Additional information about the Fund is contained in a Statement of Addi-tional Information dated December 29, 1997, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above, or by con-tacting a Smith Barney Financial Consultant. The Statement of Additional Infor-mation has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


PROSPECTUS SUMMARY                              3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                            9
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES   14
-------------------------------------------------
VALUATION OF SHARES                            17
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             17
-------------------------------------------------
PURCHASE OF SHARES                             18
-------------------------------------------------
EXCHANGE PRIVILEGE                             28
-------------------------------------------------
REDEMPTION OF SHARES                           31
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           33
-------------------------------------------------
PERFORMANCE                                    33
-------------------------------------------------
MANAGEMENT OF THE FUND                         34
-------------------------------------------------
DISTRIBUTOR                                    35
-------------------------------------------------
ADDITIONAL INFORMATION                         36
-------------------------------------------------

--------------------------------------------------------------------------------

  No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

--------------------------------------------------------------------------------

PROSPECTUS SUMMARY


 The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information. Cross references in this summary are to headings in the Prospec-tus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end, diversified management invest-ment company that seeks capital appreciation by investing primarily in common stock of companies believed to be experiencing, or having the potential to experience, growth in earnings that exceed the average earnings growth rate of companies whose securities are included in the S&P 500. Although the Fund invests primarily in common stocks, it may also invest in convertible securi-ties, preferred stocks and warrants. See "Investment Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $5,000,000. In addition, a fifth Class, Class Z shares, which is offered pur-suant to a separate prospectus, is offered exclusively to (a) tax-exempt employee benefit and retirement plans of Smith Barney Inc. ("Smith Barney") and its affiliates and (b) unit investment trusts ("UITs") sponsored by Smith Barney and its affiliates. See "Purchase of Shares" and "Redemption of Shares."

 Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary-- Reduced or No Initial Sales Charge."

 Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

 Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time. See "Purchase of Shares-- Deferred Sales Charge Alternatives."

 Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Class C shares, which when combined with current holdings of Class C shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

 Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any serv-ice or distribution fees.

 In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

 Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended duration of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an investment alternative, Class B and Class C shares are sold without any ini-tial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.

 Finally, investors should consider the effect of the CDSC period and any con-version rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares they do not have a conversion feature and therefore are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class C shares to investors with longer-term investment outlooks.

 Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases of $500,000 or more will be made at net asset value with no initial sales charge but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by adding the pur-chase to the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney listed under "Exchange Privilege." Class A share purchases may also be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and Class C shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

 Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the pur-pose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

 See "Purchase of Shares" and "Management of the Fund" for a complete descrip-tion of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Ex-change Privilege" for other differences between the Classes of shares.

SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant-directed, tax-qualified employee benefit plans. Investors may also be eligible to participate in the Smith Barney ExecChoice(TM) Program. Class A and Class C shares are available without sales charge as investment alternatives under both of these programs. See "Purchase of Shares--Smith Barney 401(k) and ExecChoice(TM) Programs."

PURCHASE OF SHARES Shares may be purchased through the Fund's distributor, Smith Barney, a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retire-ment plans and certain other institutional investors, may purchase shares directly from the Fund through the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data"). See "Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retire-ment Plan. Investors in Class Y shares may open an account for an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the minimum subsequent investment requirement for all Classes is $25. There is no minimum investment requirement in Class A for unitholders who invest distributions from a UIT sponsored by Smith Barney. The minimum investment requirements for purchases of Fund shares through the Systematic Investment Plan are described below. See "Pur-chase of Shares."

SYSTEMATIC INVESTMENT PLAN The Fund offers shareholders a Systematic Invest-ment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares. The minimum initial investment requirement for Class A, Class B and Class C shares and the minimum subsequent investment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See "Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock Exchange, Inc. (the "NYSE") is open for business. See "Purchase of Shares" and "Redemption of Shares."

MANAGEMENT OF THE FUND Smith Barney Mutual Funds Management Inc. ("SBMFM") serves as the Fund's investment adviser and administrator. SBMFM provides investment advisory and management services to investment companies affiliated with Smith Barney. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See "Management of the Trust and the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same Class of certain other funds of the Smith Barney Mutual Funds at the respec-tive net asset value next determined. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from Smith Barney Financial Consultants. See "Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income are paid monthly. Distributions of net realized capital gains, if any, are paid annual-ly. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and dis-tribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the Fund's investment objective will be achieved. Securities of the kinds of compa-nies in which the Fund invests may be subject to significant price fluctuation and above-average risk. In addition, companies achieving an earnings growth rate higher than that of S&P 500 companies tend to reinvest their earnings rather than distribute them. As a result, the Fund is not likely to receive significant dividend income on its portfolio securities. Accordingly, an investment in the Fund should not be considered as a complete investment pro-gram and may not be appropriate for all investors. See "Investment Objective and Management Policies."

THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Fund's operating expenses for its most recent fiscal year:

  SMITH BARNEY
  AGGRESSIVE GROWTH FUND                        CLASS A CLASS B CLASS C CLASS Y
-------------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum sales charge imposed on purchases
      (as a percentage of offering price)        5.00%   None    None    None
    Maximum CDSC (as a percentage of original
      cost or redemption proceeds whichever is
      lower)                                     None*   5.00%   1.00%   None
-------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
    (as a percentage of average net assets)
    Management fees                              0.80%   0.80%   0.80%   0.80%
    12b-1 fees**                                 0.25%   1.00%   1.00%   None
    Other expenses                               0.16%   0.21%   0.17%   0.04%
-------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES                  1.21%   2.01%   1.97%   0.84%
-------------------------------------------------------------------------------

 * Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.
** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

  Class A shares of the Fund purchased through the Smith Barney AssetOne Pro-gram will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through this program. For more information, please call your Smith Barney Financial Consultant.

 The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) or ExecChoice(TM) Programs. See "Purchase of Shares" and "Redemption of Shares." Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. Smith Barney also receives, with respect to Class B shares, an annual 12b-1 fee of 1.00% of the value of average daily net assets of that Class, consisting of a 0.75% distribution fee and a 0.25% service fee. For Class C shares, Smith Barney receives an annual 12b-1 fee of 1.00% of the value of average daily net assets of this Class, consisting of a 0.75% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

 EXAMPLE
  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Fund."

  SMITH BARNEY
  AGGRESSIVE GROWTH FUND                      1 YEAR 3 YEARS 5 YEARS 10 YEARS*
------------------------------------------------------------------------------
  An investor would pay the following
  expenses on a $1,000 investment, assuming
  (1) 5.00% annual return and (2) redemption
  at the end of each time period:
    Class A..................................  $62     $86    $113     $189
    Class B..................................   70      93     118      213
    Class C..................................   30      62     106      230
    Class Y..................................    9      27      47      104
  An investor would pay the following
  expenses on the same investment, assuming
  the same annual return and no redemption:
    Class A..................................  $62     $86    $113     $189
    Class B..................................   20      63     108      213
    Class C..................................   20      62     106      230
    Class Y..................................    9      27      47      104
------------------------------------------------------------------------------

* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

 The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTA-TION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

  The following information for each year in the three-year period ended August 31, 1997 has been audited by KPMG Peat Marwick LLP, independent audi-tors, whose report thereon appears in the Fund's Annual Report dated August 31, 1997. The following information for each of the years in the seven-year period ended August 31, 1994 has been audited by other independent auditors. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's 1997 Annual Report, which is incorporated by reference into the Statement of Additional Information.

FOR A CLASS A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:


SMITH BARNEY AGGRESSIVE
GROWTH FUND                 1997      1996       1995      1994     1993(1)   1992(1)    1991(1)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF YEAR           $28.76    $33.53     $26.76    $23.59     $18.94    $20.12     $16.16
--------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
 OPERATIONS:
 Net investment loss         (0.33)    (0.31)     (0.34)    (0.32)     (0.21)    (0.07)     (0.05)
 Net realized and
  unrealized gain (loss)     14.18     (2.09)      8.48      3.49       4.86     (0.35)      4.95
--------------------------------------------------------------------------------------------------
Total Income (Loss) From
 Operations                  13.85     (2.40)      8.14      3.17       4.65     (0.42)      4.90
--------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net realized gains          (0.81)    (2.37)     (1.37)       --         --     (0.76)     (0.94)
--------------------------------------------------------------------------------------------------
Total Distributions          (0.81)    (2.37)     (1.37)       --         --     (0.76)     (0.94)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR                       $41.80    $28.76     $33.53    $26.76     $23.59    $18.94     $20.12
--------------------------------------------------------------------------------------------------
TOTAL RETURN++               49.11%    (7.44)%    31.95%    13.44%     24.55%    (2.42)%    31.97%
--------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S)                   $333,877  $252,531   $292,402  $180,917   $150,471  $181,459   $144,587
--------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
Expenses                      1.21%     1.30%      1.37%     1.42%*     1.34%     1.05%      1.17%
Net investment loss          (0.93)    (0.97)     (1.05)    (1.23)     (1.01)    (0.31)     (0.24)
--------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE          6%       13%        44%       11%        13%        3%        23%
--------------------------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
 SHARE PAID
 ON EQUITY
 TRANSACTIONS(2)             $0.06     $0.06         --        --         --        --         --
--------------------------------------------------------------------------------------------------

 (1) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

 (2) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
  * The operating expense ratio excludes interest expense. The operating expense ratio including interest expense would have been 1.43%.

  ++ Total return indicated does not reflect any applicable sales charge.

FOR A CLASS A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

SMITH BARNEY AGGRESSIVE GROWTH FUND      1990(1)   1989(1)  1988(1)
---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR        $19.25    $13.68   $21.63
---------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
 Net investment income (loss)              (0.02)     0.02    (0.12)
 Net realized and unrealized gain (loss)   (1.02)     5.98    (5.36)
---------------------------------------------------------------------
Total Income (Loss) From Operations        (1.04)     6.00    (5.48)
---------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                     (0.02)       --       --
 Net realized gains                        (2.03)    (0.43)   (2.47)
---------------------------------------------------------------------
Total Distributions                        (2.05)    (0.43)   (2.47)
---------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR              $16.16    $19.25   $13.68
---------------------------------------------------------------------
TOTAL RETURN++                             (6.38)%   44.97%  (24.40)%
---------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)           $86,169   $94,228  $81,287
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                    1.13%     1.25%    1.10%
Net investment income (loss)               (0.11)%    0.15%   (0.60)%
---------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                       14%        8%      10%
---------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE
 PAID ON EQUITY TRANSACTIONS                  --        --       --
---------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

 ++ Total return indicated does not reflect any applicable sales charge.

FOR A CLASS B SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

SMITH BARNEY AGGRESSIVE
GROWTH FUND                 1997      1996      1995     1994     1993(1)(2)
-----------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF YEAR           $27.88    $32.82    $26.42   $23.46     $20.52
-----------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment loss         (0.56)    (0.53)    (0.33)   (0.29)     (0.30)
 Net realized and
  unrealized gain (loss)     13.66     (2.04)     8.10     3.25       3.24
-----------------------------------------------------------------------------
Total Income (Loss) From
 Operations                  13.10     (2.57)     7.77     2.96       2.94
-----------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net realized gains          (0.81)    (2.37)    (1.37)     --         --
-----------------------------------------------------------------------------
Total Distributions          (0.81)    (2.37)    (1.37)     --         --
-----------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR                       $40.17    $27.88    $32.82   $26.42     $23.46
-----------------------------------------------------------------------------
TOTAL RETURN++               47.94%    (8.16)%   30.93%   12.62%     14.33%++
-----------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S)                   $197,559  $136,322   $97,438  $49,741    $18,139
-----------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
Expenses                      2.01%     2.07%     2.12%    2.22%*     2.18%+
Net investment loss          (1.73)    (1.75)    (1.80)   (2.04)     (1.86)+
-----------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE          6%       13%       44%      11%        13%
-----------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
 SHARE PAID ON EQUITY
 TRANSACTIONS(3)             $0.06     $0.06       --       --         --
-----------------------------------------------------------------------------

 (1) For the period from November 6, 1992 (inception date) to August 31, 1993.

 (2) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

 (3) As of September 1995, the SEC instituted new guidelines requiring the disclosures of average commissions per share.
  * The operating expense ratio excludes interest expense. The operating expense ratio including interest expense would have been 2.23%.

 ++ Total return indicated does not reflect any applicable sales charge.
  ++Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.

FOR A CLASS C SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

SMITH BARNEY AGGRESSIVE
GROWTH FUND                     1997     1996     1995(1)   1994    1993(2)(3)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
YEAR                            $27.91   $32.84    $26.42  $23.47     $21.14
-------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment loss             (0.59)   (0.53)    (0.40)  (0.17)     (0.13)
 Net realized and unrealized
  gain (loss)                    13.71    (2.03)     8.19    3.12       2.46
-------------------------------------------------------------------------------
Total Income (Loss) From
 Operations                      13.12    (2.56)     7.79    2.95       2.33
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net realized gains              (0.81)   (2.37)    (1.37)    --         --
-------------------------------------------------------------------------------
Total Distributions              (0.81)   (2.37)    (1.37)    --         --
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR    $40.22   $27.91    $32.84  $26.42     $23.47
-------------------------------------------------------------------------------
TOTAL RETURN++                   47.97%   (8.12)%   31.01%  12.57%     11.02%++
-------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S)                        $77,297  $63,786   $72,324    $367        $24
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                          1.97%    2.06%     2.12%   2.08%*     2.11%+
Net investment loss              (1.68)   (1.75)    (1.80)  (1.90)     (1.76)+
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE              6%      13%       44%     11%        13%
-------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE
 PAID ON EQUITY
 TRANSACTIONS(4)                 $0.06   $ 0.06       --      --         --
-------------------------------------------------------------------------------

 (1) On November 7, 1994, the former Class D shares were renamed Class C shares.
 (2) For the period from May 13, 1993 (inception date) to August 31, 1993.

 (3) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

 (4) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
 * The operating expense ratio excludes interest expense. The operating expense ratio including interest expense would have been 2.09%.

 ++ Total return indicated does not reflect any applicable sales charge. ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

FOR A CLASS Y SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

SMITH BARNEY AGGRESSIVE GROWTH FUND             1997    1996(1)
--------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR              $28.84   $31.86
--------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
 Net investment loss                             (0.16)   (0.12)
 Net realized and unrealized gain (loss)         14.20    (0.53)
--------------------------------------------------------------------
Total Income (Loss) From Operations              14.04    (0.65)
--------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net realized gains                              (0.81)   (2.37)
--------------------------------------------------------------------
Total Distributions                              (0.81)   (2.37)
--------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $42.07   $28.84
--------------------------------------------------------------------
TOTAL RETURN                                     49.64%  (10.13)%*++
--------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)                $158,146  $58,641
--------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                          0.84%    0.84%+
Net investment loss                              (0.56)   (0.49)+
--------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                              6%      13%
--------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE PAID ON EQUITY
 TRANSACTIONS(2)                                 $0.06    $0.06
--------------------------------------------------------------------

 (1) For the period from October 12, 1995 (inception date) to August 31, 1996.
 (2) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

 * Performance for Class Y shares is for the period from January 31, 1996 to August 31, 1996 since all Class Y shares were redeemed during November 1995 and new shares in Class Y were not purchased until January 31, 1996.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES


 The investment objective of the Fund is capital appreciation. Although the Fund may receive current income from dividends, interest and other sources, income is only an incidental consideration of the Fund. The Fund's investment objective may not be changed without the approval of the holders of a majority of the Fund's outstanding shares. There can be no assurance that the Fund will achieve its investment objective.

 The Fund attempts to achieve its investment objective by investing primarily in common stocks of companies that SBMFM believes are experiencing, or have the potential to experience, growth in earnings that exceed the average earn-ings growth rate of companies having securities included in the S&P 500. An earnings growth rate exceeding that of S&P 500 companies is often achieved by small or medium-sized companies, generally referred to as "emerging growth companies," that stand to benefit from new products or services, technological developments or changes in management, but it also may be achieved by sea-soned, established companies. As a result, SBMFM anticipates that the Fund will invest principally in the securities of small or medium-sized companies and to a lesser degree in the securities of large, well-known companies.

 SBMFM focuses its stock selection for the Fund on a diversified group of emerging growth companies that have passed their "start-up" phase and show positive earnings and the prospect of achieving significant profit gains in the two to three years after the Fund acquires their stocks. These companies generally may be expected to benefit from new technologies, techniques, prod-ucts or services or cost-reducing measures, and may be affected by changes in management, capitalization or asset deployment, government regulations or other external circumstances.

 Although SBMFM anticipates that the assets of the Fund ordinarily will be invested primarily in common stocks of U.S. companies, the Fund may invest in convertible securities, preferred stocks, securities of foreign issuers, war-rants and restricted securities. In addition, when SBMFM believes that market conditions warrant, the Fund may invest for temporary defensive purposes in corporate and U.S. government bonds and notes and money market instruments. The Fund also is authorized to borrow in an amount of up to 5% of its total assets for extraordinary or emergency purposes, and may borrow up to 33 1/3% of its total assets less liabilities, for leveraging purposes. See "Investment Policies and Strategies--Leveraging."

 Further information about the Fund's investment policies, including a list of those restrictions on its investment activities that cannot be changed without shareholder approval, appears in the Statement of Additional Information.

 INVESTMENT POLICIES AND STRATEGIES

 Restricted Securities. Restricted securities are those that may not be sold publicly without first being registered under the Securities Act of 1933, as amended (the "1933 Act"). For that reason, the Fund may not be able to dispose of restricted securities at a time when, or at a price at which, it desires to do so and may have to bear expenses associated with registering the securities. At any one time, the Fund's aggregate holdings of restricted securities, repurchase agreements having a duration of more than five business days, and securities lacking readily available market quotations will not exceed 15% of the Fund's total assets.

 Foreign Securities. The Fund may invest up to 10% of its net assets in the securities of foreign issuers. There are certain risks involved in investing in foreign securities, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political or economic devel-opments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than securities of comparable domestic companies. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends.

 Lending of Portfolio Securities. From time to time, the Fund may lend its portfolio securities to brokers, dealers and other financial organizations. These loans may not exceed 33 1/3% of the Fund's total assets taken at value. Loans of portfolio securities by the Fund will be collateralized by cash, let-ters of credit or obligations of the United States government or its agencies and instrumentalities ("U.S. government securities") which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. By lending its portfolio securities, the Fund will seek to generate income by continuing to receive interest on loaned securities, by investing the cash collateral in Smith Barney short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. govern-ment securities are used as collateral. The risks in lending portfolio securi-ties, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financial-ly. Loans will be made to firms deemed by SBMFM to be of good standing and will not be made unless, in the judgment of SBMFM, the consideration to be earned from such loans would justify the risk.

 Leveraging. The Fund may from time to time leverage its investments by pur-chasing securities with borrowed money. The Fund may borrow money only from banks and in an amount not to exceed 33 1/3% of the total value of its assets less its liabilities. Borrowed money creates an opportunity for greater capi-tal gain but at the same time increases exposure to capital risk, as any gain in the value of securi-ties purchased with borrowed money that exceeds the interest paid on the amount borrowed would cause the Fund's net asset value to increase more rapidly than otherwise, while any decline in the value of securities purchased would cause the Fund's net asset value to decrease more rapidly than otherwise.

 Money Market Instruments. As noted above, in certain circumstances the Fund may invest in short-term money market instruments, such as U.S. government securities, certificates of deposit, time deposits, and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions, high-grade commercial paper, and repurchase agreements with respect to such instruments.

 Repurchase Agreements. The Fund will enter into repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the Fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrange-ment results in a fixed rate of return that is not subject to market fluctua-tions during the Fund's holding period. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities, the risk of a pos-sible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. SBMFM, acting under the supervision of the Board of Directors, reviews on an ongoing basis to evaluate potential risks the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements.

 Certain Risk Considerations. Securities of the kinds of companies in which the Fund invests may be subject to significant price fluctuation and above-average risk. In addition, companies achieving an earnings growth rate higher than that of S&P 500 companies tend to reinvest their earnings rather than distribute them. As a result, the Fund is not likely to receive significant dividend income on its portfolio securities. Accordingly, an investment in the Fund should not be considered as a complete investment program and may not be appro-priate for all investors.

 Portfolio Transactions. Portfolio securities transactions on behalf of the Fund are placed by SBMFM with a number of brokers and dealers, including Smith

Barney. Smith Barney has advised the Fund that in transactions with the Fund, Smith Barney charges a commission rate at least as favorable as the rate Smith Barney charges its comparable unaffiliated customers in similar transactions.

VALUATION OF SHARES

 The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

 Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Fund's Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Directors determine that amortized cost reflects fair value of those investments. Further information regarding the Fund's valuation policies is contained in the Statement of Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS
 The Fund's policy is to distribute its investment income (that is, its income other than its net realized capital gains) and net realized capital gains, if any, once a year, normally at the end of the year in which earned or at the beginning of the next year.

 If a shareholder does not otherwise instruct, dividends and capital gain dis-tributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or CDSC. In order to avoid the application of a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, the Fund may make an additional distribution shortly before December 31 in each year of any undistributed ordi-nary income or capital gains and expects to pay any other dividends and distri-butions necessary to avoid the application of this tax.

 The per share dividends on Class B and Class C shares of the Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class C shares. The per share dividends on Class A shares of the Fund may be lower than the per share dividends on Class Y shares principally as a result of the serv-ice fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.

 TAXES
 The Fund has qualified and intends to continue to qualify each year as a "reg-ulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. Dividends from net investment income and distributions of realized short-term capital gains are taxable to shareholders as ordinary income, regardless of how long shareholders have held their Fund shares and whether such dividends and distributions are received in cash or reinvested in additional Fund shares. Distributions of net realized long-term capital gains are taxable to shareholders as long-term capital gains, regardless of how long shareholders have held Fund shares and whether such distributions are received in cash or are reinvested in additional Fund shares. Furthermore, as a general rule, a shareholder's gain or loss on a sale or redemption of Fund shares will be a long-term capital gain or loss if the shareholder has held the shares for more than one year and will be a short-term capital gain or loss if the share-holder has held the shares for one year or less. Some of the Fund's dividends declared from net investment income may qualify for the Federal dividends-received deduction for corporations.

 Statements as to the tax status of each shareholder's dividends and distribu-tions are mailed annually. Each shareholder will also receive, if appropriate, various written notices after the close of the Fund's prior taxable year as to the Federal income tax status of his or her dividends and distributions which were received from the Fund during the Fund's prior taxable year and that iden-tify the portion of the capital gains eligible for the 20% maximum capital gains tax rate. Shareholders should consult their tax advisers about the status of the Fund's dividends and distributions for state and local tax liabilities.

PURCHASE OF SHARES


 GENERAL

 The Fund offers five Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemp-tions. Class Y shares are sold without an initial sales charge or a CDSC and are available only to investors investing a minimum of $5,000,000 (except for purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). Class Z shares are offered without a sales charge, CDSC or service or distribution fee, exclusively to: (a) tax-exempt employee benefit and retirement plans of Smith Barney and its affiliates and (b) certain UITs sponsored by Smith Barney and its affiliates. Investors meeting either of these criteria who are interested in acquiring Class Z shares should contact a Smith Barney Financial Consultant for a Class Z Prospectus. See "Prospectus Summary--Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

 Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group, except for investors purchasing shares of the Fund through a qualified retirement plan who may do so directly through First Data. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class C or Class Y shares. Smith Barney and other broker-dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee.

 Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the Fund. Investors in Class Y shares may open an account by making an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the minimum subsequent investment requirement for all Classes in the Fund is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the minimum subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors of the Fund and their spouses and children and unitholders who invest distributions from a UIT sponsored by Smith Barney. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offer-ing of shares from time to time. Shares purchased will be held in the share-holder's account by First Data. Share certificates are issued only upon a shareholder's written request to First Data.

 The minimum initial investment requirement in the Fund for an account estab-lished under the Uniform Gift to Minors Act is $250 and the minimum subsequent investment requirement is $50.

 Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value are priced according to the net asset value determined on that day. Orders received by dealers or Introducing Brokers prior to the close of regular trad-ing on the NYSE on any day the Fund calculates its net asset value are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business (the "trade date"). For shares purchased through Smith Barney or Introducing Brokers purchasing through Smith Barney, payment for Fund shares is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

 SYSTEMATIC INVESTMENT PLAN

 Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial insti-tution indicated by the shareholder to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to com-plete the transfer will be charged a fee of up to $25 by Smith Barney or First Data. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Bar-ney Financial Consultant.

 INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES
 The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                                  SALES CHARGE
                         ------------------------------
                                                              DEALERS
                              % OF           % OF       REALLOWANCE AS % OF
  AMOUNT OF INVESTMENT   OFFERING PRICE AMOUNT INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
  Less than $25,000           5.00%          5.26%             4.50%
  $ 25,000 - 49,999           4.00%          4.17%             3.60%
    50,000 - 99,999           3.50%          3.63%             3.15%
   100,000 - 249,999          3.00%          3.09%             2.70%
   250,000 - 499,999          2.00%          2.04%             1.80%
   500,000 and over            *               *                 *
---------------------------------------------------------------------------

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."

 Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the 1933 Act.

 The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by "any person," which includes an individual and his or her immediate family or a trustee or other fiduciary of a single trust estate or single fiduciary account.

 INITIAL SALES CHARGE WAIVERS

 Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales of Class A shares to (i) Board Members and employees of Travelers and its subsidiaries and any of the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be re-sold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the Fund (or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge) who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) pur-chases by accounts managed by registered investment advisory subsidiaries of Travelers; (f) investments of distributions from a UIT sponsored by Smith Bar-ney; (g) purchases by Section 403(b) or Section 401(a) or (k) accounts associ-ated with Copeland Retirement Programs; (h) direct rollovers by plan partici-pants of distributions from a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: Subsequent investments will be subject to the applicable sales charge); (i) purchases by separate accounts used to fund certain unregistered variable annuity contracts; and (j) purchases by investors participating in a Smith Barney fee based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to per-mit verification that the purchase would qualify for the elimination of the sales charge.

 RIGHT OF ACCUMULATION

 Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregat-ing the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient informa-tion at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

 GROUP PURCHASES

 Upon completion of certain automated systems, a reduced sales charge or pur-chase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative--Class A Shares," and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meet-ing certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales-related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform crite-ria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discre-tion of Smith Barney.

 LETTER OF INTENT
 Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating invest-ments over a 13-month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes pur-chases of all Class A shares of the Fund and other funds of the Smith Barney Mutual Funds offered with a sales charge over the 13-month period based on the total amount of intended purchases plus the value of all Class A shares previ-ously purchased and still owned. An alternative is to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

 Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $1,000,000 in Class Y shares of the Portfolio and agree to purchase a total of $5,000,000 of Class Y shares of the same Portfolio within six months from the date of the Letter of Intent. If a total investment of $5,000,000 is not made within the six-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Portfolio's Class A shares, which may include a CDSC of 1.00%. The Portfolio expects that such transfer will not be subject to Federal income taxes. Please contact a Smith Barney Financial Consultant or First Data for further information.

 DEFERRED SALES CHARGE ALTERNATIVES

 "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class B shares; (b) Class C shares; and (c) Class A shares that were purchased without an initial sales charge but subject to a CDSC.

 Any applicable CDSC will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase. Class C shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase pay-ment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See "Purchase of Shares--Smith Barney 401(k) and ExecChoice(TM) Programs."

      YEAR SINCE PURCHASE
      PAYMENT WAS MADE      CDSC
---------------------------------
      First                 5.00%
      Second                4.00%
      Third                 3.00%
      Fourth                2.00%
      Fifth                 1.00%
      Sixth and thereafter  0.00%
---------------------------------

 Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There also will be converted at that time such pro-portion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. See "Prospectus Summary--Alternative Purchase Arrangements--Class B Shares Conversion Feature."

 The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other applicable Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount real-ized on redemption. The amount of any CDSC will be paid to Smith Barney.

 To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired five addi-tional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

 WAIVERS OF CDSC

 The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) au-tomatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan"), provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994; (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a share-holder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

 CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

 SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAM
 Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans par-ticipating ("Participating Plans") in these programs.

 The Fund offers to Participating Plans Class A and Class C shares as invest-ment alternatives under the Smith Barney 401(k) and ExecChoice(TM) Programs. Class A and Class C shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class C shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating Plan has made an initial investment in the Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

 Class A Shares. Class A shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

 Class C Shares. Class C shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of Class C shares of one or more funds of the Smith Barney Mutual Funds.

 401(k) and ExecChoice(TM) Plans Opened On or After June 21, 1996. If at the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program, a Par-ticipating Plan's total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. For Participating Plans that were originally established through a Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened. Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five-year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

 401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Par-ticipating Plan enrolled in the Smith Barney 401(k) Program, if a Participating Plan's total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

 Any Participating Plan in the Smith Barney 401(k) or ExecChoice(TM) Programs, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund, regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class C shares of the Fund but instead may acquire Class A shares of the Fund. Any Class C shares not converted will continue to be subject to the distribution fee.

 Participating Plans wishing to acquire shares of the Fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program must purchase such shares directly from First Data. For further information regarding these Programs, investors should contact a Smith Barney Financial Consultant.

 Existing 401(k) Plans Investing in Class B Shares. Class B shares of the Smith Barney Mutual Funds are not available for purchase by Participating Plans opened on or after June 21, 1996, but may continue to be purchased by any Par-ticipating Plan in the Smith Barney 410(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds, if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

 At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, the Participating Plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the Fund. Such Participating Plan will be notified of the pending exchange in writ-ing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Par-ticipating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the Participat-ing Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion fea-ture as Class B shares held by other investors. See "Purchase of Shares-- Deferred Sales Charge Alternatives".

 No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain dis-tributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to the redemption by a Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applica-bility of the CDSC to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

 The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of:
(a) the retirement of an employee in the Participating Plan; (b) the termina-tion of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the Code; or (f) redemp-tions of shares in connection with a loan made by the Participating Plan to an employee.

EXCHANGE PRIVILEGE

 Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

 FUND NAME
--------------------------------------------------------------------------------
 Growth Funds

    Concert Peachtree Growth Fund
    Smith Barney Appreciation Fund Inc.
    Smith Barney Fundamental Value Fund Inc.

    Smith Barney Disciplined Small Cap Fund, Inc.
    Smith Barney Growth Opportunity Fund

    Smith Barney Managed Growth Fund
    Smith Barney Natural Resources Fund Inc.
    Smith Barney Special Equities Fund

 Growth and Income Funds

    Concert Social Awareness Fund
    Smith Barney Convertible Fund
    Smith Barney Funds, Inc.--Equity Income Portfolio
    Smith Barney Growth and Income Fund
    Smith Barney Premium Total Return Fund

    Smith Barney Utilities Fund

 Taxable Fixed-Income Funds
   **Smith Barney Adjustable Rate Government Income Fund
    Smith Barney Diversified Strategic Income Fund

  +++Smith Barney Funds, Inc.--Short-Term U.S. Treasury Securities Portfolio
    Smith Barney Funds, Inc.--U.S. Government Securities Portfolio
    Smith Barney Government Securities Fund
    Smith Barney High Income Fund
    Smith Barney Investment Grade Bond Fund
    Smith Barney Managed Governments Fund Inc.

 Tax-Exempt Funds
    Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund Inc.

   *Smith Barney Intermediate Maturity California Municipals Fund
   *Smith Barney Intermediate Maturity New York Municipals Fund
    Smith Barney Managed Municipals Fund Inc.
    Smith Barney Massachusetts Municipals Fund

    Smith Barney Municipal High Income Fund
    Smith Barney Muni Funds--Florida Portfolio
    Smith Barney Muni Funds--Georgia Portfolio
   *Smith Barney Muni Funds--Limited Term Portfolio
    Smith Barney Muni Funds--New York Portfolio
    Smith Barney Muni Funds--Pennsylvania Portfolio
    Smith Barney New Jersey Municipals Fund Inc.
    Smith Barney Oregon Municipals Fund

 International Funds
    Smith Barney World Funds, Inc.--Emerging Markets Portfolio
    Smith Barney World Funds, Inc.--European Portfolio
    Smith Barney World Funds, Inc.--Global Government Bond Portfolio Smith Barney World Funds, Inc.--International Balanced Portfolio Smith Barney World Funds, Inc.--International Equity Portfolio Smith Barney World Funds, Inc.--Pacific Portfolio

 Smith Barney Concert Allocation Series Inc.

    Smith Barney Concert Allocation Series Inc.--Balanced Portfolio

    Smith Barney Concert Allocation Series Inc.--Conservative Portfolio

    Smith Barney Concert Allocation Series Inc.--Growth Portfolio

    Smith Barney Concert Allocation Series Inc.--High Growth Portfolio

    Smith Barney Concert Allocation Series Inc.--Income Portfolio

 Money Market Funds
    +Smith Barney Exchange Reserve Fund
    ++Smith Barney Money Funds, Inc.--Cash Portfolio
    ++Smith Barney Money Funds, Inc.--Government Portfolio
    ***Smith Barney Money Funds, Inc.--Retirement Portfolio
    +++Smith Barney Muni Funds--California Money Market Portfolio
    +++Smith Barney Muni Funds--New York Money Market Portfolio
    +++Smith Barney Municipal Money Market Fund, Inc.
-------------------------------------------------------------------------------
  * Available for exchange with Class A, Class C and Class Y shares of the
    Fund.

 ** Available for exchange with Class A and Class B shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.
*** Available for exchange with Class A shares of the Fund.
  + Available for exchange with Class B and Class C shares of the Fund.

 ++ Available for exchange with Class A and Class Y shares of the Fund. In addition, Participating Plans opened prior to June 21, 1996 and investing in Class C shares may exchange Fund shares for Class C shares of this fund.
+++ Available for exchange with Class A and Class Y shares of the Fund.

 Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares into any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

 Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

 Class A and Class Y Exchanges. Class A and Class Y shareholders of the Fund who wish to exchange all or a portion of their shares for shares of the respec-tive Class in any of the funds identified above may do so without imposition of any charge.

 Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be det-rimental to the Fund's performance and its shareholders. SBMFM may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, SBMFM will notify Smith Barney and Smith Barney may, at its discretion, decide to limit addi-tional purchases and/or exchanges by a shareholder. Upon such a determination, Smith Barney will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15-day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds listed above, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

 Certain shareholders may be able to exchange shares by telephone. See "Redemp-tion of Shares--Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined. Redemption procedures dis-cussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the reg-istration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES

The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next deter-mined.

 If a shareholder holds shares in more than one Class, any request for redemp-tion must specify the Class being redeemed. In the event of a failure to spec-ify which Class, or if the investor owns fewer shares of the Class than speci-fied, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemp-tion proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the Investment Company Act of 1940, as amended ("1940 Act"), in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more. Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant.

 Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

  Smith Barney Aggressive Growth Fund, Inc.
  Class A, B, C or Y (please specify)
  c/o First Data Investor Services Group, Inc.

  P.O. Box 5128

  Westborough, Massachusetts 01581-5128

 A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or writ-ten redemption request in excess of $2,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemp-tion request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemp-tions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

 AUTOMATIC CASH WITHDRAWAL PLAN
 The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the share-holder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

 TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

 Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guaran-tee that will be provided by First Data upon request. Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his or her initial invest-ment in the Fund.

 Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (New York City time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

 A shareholder will have the option of having the redemption proceeds mailed to his or her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The

Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

 Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (New York City time) on any day on which the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are processed at the net asset value next determined.

 Additional Information regarding Telephone Redemption and Exchange
Program. Neither the Fund nor its agents will be liable for following instruc-tions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven days' prior notice to shareholders.

MINIMUM ACCOUNT SIZE

 The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. If a shareholder has more than one account in the Fund, each account must satisfy the minimum account size. The Fund, howev-er, will not redeem shares based solely on market reductions in net asset val-ue. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

PERFORMANCE


 TOTAL RETURN
 From time to time the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class C and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the com-position of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

MANAGEMENT OF THE FUND


 BOARD OF DIRECTORS
 Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund, including agreements with the Fund's distributor, investment adviser, administrator, cus-todian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment adviser and administrator. The Statement of Additional Information contains background information regarding each Director and execu-tive officer of the Fund.

 INVESTMENT ADVISER--SBMFM

 SBMFM, located at 388 Greenwich Street, New York, New York 10013 serves as the Fund's investment adviser. SBMFM (through predecessor entities) has been in the investment counselling business since 1968. SBMFM renders investment advice to a wide variety of investment company clients which had aggregate assets under management as of November 30, 1997, in excess of $85 billion.

 Subject to the supervision and direction of the Fund's Board of Directors, SBMFM manages the Fund's portfolio in accordance with the Fund's stated invest-ment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio man-agers. For investment advisory services rendered to the Fund, the Fund pays SBMFM a fee at the annual rate of 0.60% of the value of the Fund's average daily net assets.

 PORTFOLIO MANAGEMENT
 Richard Freeman, a Managing Director of Smith Barney, is primarily responsible for management of the Fund's assets. Mr. Freeman has served in this capacity since November 1983, and manages the day-to-day operations of the Fund, includ-ing making all investment decisions.

 Management's discussion and analysis, and additional performance information regarding the Fund during the fiscal year ended August 31, 1997 is included in the Annual Report dated August 31, 1997. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Consul-tant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

 ADMINISTRATOR
 SBMFM also serves as the Fund's administrator and oversees all aspects of the Fund's administration. For administration services rendered to the Fund, the Fund pays SBMFM a fee at the annual rate of 0.20% of the value of the Fund's average daily net assets.

DISTRIBUTOR


 Smith Barney is located at 388 Greenwich Street, New York, New York 10013. Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid an annual service fee with respect to Class A, Class B and Class C shares of the Fund at the annual rate of 0.25% of the average daily net assets of the respective Class. Smith Barney is also paid an annual distribution fee with respect to Class B and Class C shares at the annual rate of 0.75% of the average daily net assets attributable to those Classes. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to distribution fees. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other per-sons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

 The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a con-tinuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

 Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Fund's Board of Direc-tors will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

ADDITIONAL INFORMATION


 The Fund was incorporated under the laws of the State of Maryland on May 12, 1983, and is registered with the SEC as a diversified, open-end management investment company. The Fund offers shares of common stock currently classified into five Classes, A, B, C, Y and Z. Each Class represents an identical inter-est in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges for each Class;
(c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Fund's Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Directors, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

 The Fund does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. The Directors will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Fund's outstanding shares and the Fund will assist stockholders in calling such a meeting as required by the 1940

Act. When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, frac-tional vote for any fractional share held of that Class. Generally, shares of the Fund will be voted on a Fund-wide basis on all matters except matters affecting only the interests of one or more of the Classes.

 PNC Bank is located at 17th and Chestnut Streets, Philadelphia, PA 19103 and serves as custodian of the Fund's investments.

 First Data is located at Exchange Place, Boston, Massachusetts 02109 and serves as the Fund's transfer agent.

 The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their accounts should contact their Smith Barney Financial Consultants or the Fund's transfer agent.

                                                                    SMITH BARNEY
                                                                    ------------

                                                A Member of Travelers Group[ART]






                                                      SMITH BARNEY
                                                        AGGRESSIVE
                                                          GROWTH
                                                        FUND INC.

                                                      388 Greenwich Street
                                                  New York, New York 10013

                                                             FD 01060 12/97

--------------------------------------------------------------------------------
PROSPECTUS

                                                                    SMITH BARNEY

                                                                      Aggressive
                                                                          Growth
                                                                       Fund Inc.

                                                             Class Z Shares Only

                                                               DECEMBER 29, 1997

                                                   Prospectus begins on page one

[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Everyday.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Prospectus                                                      December 29,1997
--------------------------------------------------------------------------------

     Smith Barney Aggressive Growth Fund
     388 Greenwich Street
     New York, New York 10013
     (800) 451-2010


     Smith Barney Aggressive Growth Fund Inc. (the "Fund") is a diversified mutual fund that seeks capital appreciation by investing primarily in common stocks of companies which the Fund's investment adviser believes are experiencing, or have the potential to experience, growth in earnings that exceed the average earnings growth rate of companies whose securities are included in the Standard & Poor's Daily Price Index of 500 Common Stocks (the "S&P 500"), a weighted index which measures the aggregate change in market value of 400 industrials, 60 transportation and utility companies and 40 financial issues. Companies whose earnings grow at a rate more rapid than those of S&P 500 companies are often small- or medium-sized companies that stand to benefit from new products or services, technological developments or changes in management. Consequently, the Fund invests principally in the securities of small- or medium-sized companies. Because of its objective and policies, the Fund may be subject to greater investment risks than those assumed by other investment companies.


     This Prospectus sets forth concisely certain information about the Fund, including expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.

     The Class Z shares described in this Prospectus (previously designated as Class C shares) are currently offered exclusively for sale to tax-exempt employee benefit and retirement plans of Smith Barney Inc. ("Smith Barney") or any of its affiliates ("Qualified Plans") and to certain unit investment trusts sponsored by Smith Barney or any of its affiliates ("Smith Barney UITs").


     Additional information about the Fund is contained in a Statement of Additional Information dated December 28, 1997, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above, or by contacting a Smith Barney Financial Consultant. The Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.


Smith Barney Inc.
Distributor

Smith Barney Mutual Funds Management Inc.
Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

The Fund's Expenses                                                            3
--------------------------------------------------------------------------------

Financial Highlights                                                           4
--------------------------------------------------------------------------------

Investment Objective and Management Policies                                   5
--------------------------------------------------------------------------------

Valuation of Shares                                                            8
--------------------------------------------------------------------------------

Dividends, Distributions and Taxes                                             8
--------------------------------------------------------------------------------

Purchase, Exchange and Redemption of Shares                           9
--------------------------------------------------------------------------------

Performance                                                                   10
--------------------------------------------------------------------------------

Management of the Fund                                                        11
--------------------------------------------------------------------------------

Additional Information                                                        12
--------------------------------------------------------------------------------


================================================================================
     No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell, or a solicitation of an offer to buy, any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.
================================================================================

--------------------------------------------------------------------------------
The Fund's Expenses
--------------------------------------------------------------------------------

The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of Class Z shares of the Fund, based on the Fund's operating expenses for its most recent fiscal year.

Smith Barney                                                 As a % of Average
Aggressive Growth Fund -- Class Z Shares                        Net Assets
================================================================================
Annual Fund Operating Expenses
    Management fees                                               0.80%
    Other expenses                                                0.05%
================================================================================
TOTAL FUND OPERATING EXPENSES                                     0.85%
================================================================================

     The nature of the services for which the Fund pays management fees is described under "Management of the Fund." "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

Example

     The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase and Redemption of Shares" and "Management of the Fund."


                                              1 Year  3 Years  5 Years  10 Years
================================================================================
An investor would pay the following expenses
  on a $1,000 investment in Class Z shares
  of the Fund, assuming (1) 5.00% annual
  return and (2) redemption at the end of
  each time period:                             $9      $27      $47      $105
================================================================================


     The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

The following information for each year in the three-year period ended August 31, 1997 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated August 31, 1997. The following information for the period ended August 31, 1993 and year ended August 31, 1994 has been audited by other independent auditors. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's 1997 Annual Report, which is incorporated by reference into the Statement of Additional Information.

For a Class Z share of capital stock outstanding throughout each year:



Smith Barney Aggressive Growth Fund --
Class Z Shares                          1997     1996      1995     1994(1)   1993(2)(3)

========================================================================================
Net Asset Value, Beginning of Year    $29.20    $33.88    $26.94    $23.67     $20.52
----------------------------------------------------------------------------------------
Income From Operations:
  Net investment loss                  (0.20)    (0.20)    (0.34)    (0.31)     (0.12)
  Net realized and unrealized gain
    (loss) on investments              14.41     (2.11)     8.65      3.58       3.27
----------------------------------------------------------------------------------------
Total Income (Loss) From Operations    14.21     (2.31)     8.31      3.27       3.15
----------------------------------------------------------------------------------------
Less Distributions From:
  Net realized gains                   (0.81)    (2.37)    (1.37)       --         --
----------------------------------------------------------------------------------------
Total Distributions                    (0.81)    (2.37)    (1.37)       --         --
----------------------------------------------------------------------------------------
Net Asset Value, End of Year          $42.60    $29.20    $33.88    $26.94     $23.67
----------------------------------------------------------------------------------------
Total Return                           49.61%    (7.07)%   32.38%    13.81%     15.35%++
----------------------------------------------------------------------------------------
Net Assets, End of Year (000s)       $43,553   $30,837   $27,209   $24,467    $53,599
----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                              0.85%     0.93%     1.12%     1.01%*     0.99%+
  Net investment loss                  (0.57)    (0.61)    (0.80)    (0.83)     (0.67)+
----------------------------------------------------------------------------------------
Portfolio Turnover Rate                    6%       13%       44%       11%        13%
----------------------------------------------------------------------------------------
Average Commissions Per Share
  Paid On Equity Transactions(4)       $0.06     $0.06        --        --         --
========================================================================================


(1)  On November 7, 1994, the former Class C shares were renamed Class Z shares.
(2)  For the period from November 6, 1992 (inception date) to August 31, 1993.
(3) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(4) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
 * The operating expense ratio excludes interest expense. The operating expense ratio including interest expense would have been 1.02%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

--------------------------------------------------------------------------------
Investment Objective and Management Policies
--------------------------------------------------------------------------------

     The investment objective of the Fund is capital appreciation. Although the Fund may receive current income from dividends, interest and other sources, income is only an incidental consideration of the Fund. The Fund's investment objective may not be changed without the approval of the holders of a majority of the Fund's outstanding shares. There can be no assurance that the Fund will achieve its investment objective.

     The Fund attempts to achieve its investment objective by investing primarily in common stocks of companies that Smith Barney Mutual Funds Management Inc. ("SBMFM") believes are experiencing, or have the potential to experience, growth in earnings that exceed the average earnings growth rate of companies having securities included in the S&P 500. An earnings growth rate exceeding that of S&P 500 companies is often achieved by small- or medium-sized companies, generally referred to as "emerging growth companies," that stand to benefit from new products or services, technological developments or changes in management, but it also may be achieved by seasoned, established companies. As a result, SBMFM anticipates that the Fund will invest principally in the securities of small- or medium-sized companies and to a lesser degree in the securities of large, well-known companies.

     SBMFM focuses its stock selection for the Fund on a diversified group of emerging growth companies that have passed their "start-up" phase and show positive earnings and the prospect of achieving significant profit gains in the two to three years after the Fund acquires their stocks. These companies generally may be expected to benefit from new technologies, techniques, products or services or cost-reducing measures, and may be affected by changes in management, capitalization or asset deployment, government regulations or other external circumstances.


     Although SBMFM anticipates that the assets of the Fund ordinarily will be invested primarily in common stocks of domestic companies, the Fund may invest in convertible securities, preferred stocks, securities of foreign issuers, warrants and restricted securities. In addition, when SBMFM believes that market conditions warrant, the Fund may invest for temporary defensive purposes in corporate and U.S. government bonds and notes, and in money market instruments. The Fund also is authorized to borrow an amount of up to 5% of its total assets for extraordinary or emergency purposes, and may borrow up to 33 1/3% of its total assets less liabilities, for leveraging purposes. See "Investment Policies and Strategies -- Leveraging."


     Further information about the Fund's investment policies, including a list of those restrictions on its investment activities that cannot be changed without shareholder approval, appears in the Statement of Additional Information.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

     Investment Policies and Strategies

     Restricted Securities. Restricted securities are those that may not be sold publicly without first being registered under the Securities Act of 1933, as amended. For that reason, the Fund may not be able to dispose of restricted securities at a time when, or at a price at which, it desires to do so and may have to bear expenses associated with registering the securities. At any one time, the Fund's aggregate holdings of restricted securities, repurchase agreements having a duration of more than five business days, and securities lacking readily available market quotations will not exceed 15% of the Fund's total assets.


     Foreign Securities. The Fund may invest up to 10% of its net assets in the securities of foreign issuers. There are certain risks involved in investing in foreign securities, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of comparable domestic companies. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends.


     Lending of Portfolio Securities. From time to time, the Fund may lend its portfolio securities to brokers, dealers and other financial organizations. These loans may not exceed 33 1/3% of the Fund's total assets taken at value. Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or obligations of the United States government or its agencies and instrumentalities ("U.S. government securities") which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. By lending its portfolio securities, the Fund will seek to generate income by continuing to receive interest on loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by SBMFM to be of good standing and will not be made unless, in the judgment of SBMFM, the consideration to be earned from such loans would justify the risk.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

     Leveraging. The Fund may, from time to time, leverage its investments by purchasing securities with borrowed money. The Fund may borrow money only from banks and in an amount not to exceed 33 1/3% of the total value of its assets less its liabilities. Borrowed money creates an opportunity for greater capital gain but at the same time increases exposure to capital risk, as any gain in the value of securities purchased with borrowed money that exceeds the interest paid on the amount borrowed would cause the Fund's net asset value to increase more rapidly than otherwise, while any decline in the value of securities purchased would cause the Fund's net asset value to decrease more rapidly than otherwise.

     Money Market Instruments. As noted above, in certain circumstances the Fund may invest in short-term money market instruments, such as U.S. government securities, certificates of deposit, time deposits, and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions, high-grade commercial paper, and repurchase agreements with respect to such instruments.


     Repurchase Agreements. The Fund will enter into repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the Fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. SBMFM, acting under the supervision of the Board of Directors, reviews on an ongoing basis to evaluate potential risks the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements.

     Certain Risk Considerations. Securities of those companies in which the Fund may invest may be subject to significant price fluctuation and above-average risk. In addition, companies achieving an earnings growth rate higher than that of S&P 500 companies tend to reinvest their earnings rather than distribute them. As a

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

result, the Fund is not likely to receive significant dividend income on its portfolio securities. Accordingly, an investment in the Fund should not be considered as a complete investment program and may not be appropriate for all investors.

     Portfolio Transactions. Portfolio securities transactions on behalf of the Fund are placed by SBMFM with a number of brokers and dealers, including Smith Barney. Smith Barney has advised the Fund that in transactions with the Fund, Smith Barney charges a commission rate at least as favorable as the rate Smith Barney charges its comparable unaffiliated customers in similar transactions.

--------------------------------------------------------------------------------
Valuation of Shares
--------------------------------------------------------------------------------

     The net asset value per share of Class Z shares is determined as of the close of regular trading on the New York Stock Exchange, Inc. (the "NYSE"), on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to Class Z by the number of shares of the Class outstanding. The per share net asset value of the Class Z shares may be higher than those of other Classes because of the lower expenses attributable to Class Z shares.

     Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Directors determine that amortized cost reflects fair value of those investments. Further information regarding the Fund's valuation policies is contained in the Statement of Additional Information.

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes
--------------------------------------------------------------------------------

     Dividends and Distributions

     The Fund's policy is to distribute its investment income (that is, its income other than its net realized capital gains) and net realized capital gains, if any, once a year, normally at the end of the year in which earned or at the beginning of the next year.

     Unless a shareholder is eligible for qualified distributions and instructs that dividends and capital gain distributions on shares be paid in cash and credited to the shareholder's account, dividends and capital gains distributions will be reinvested automatically in additional shares of the Class at net asset value, subject to no sales charge or CDSC. In addition, in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes (continued)
--------------------------------------------------------------------------------


capital gains, the Fund may make an additional distribution shortly before December 31 in each year of any undistributed ordinary income or capital gains, and expects to make any other dividends and distributions necessary to avoid the application of this tax.


     Taxes

     The Fund has qualified and intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

     Dividends from net investment income and distributions of realized short-term capital gains are taxable to shareholders as ordinary income, regardless of how long shareholders have held their Fund shares and whether such dividends and distributions are received in cash or reinvested in additional Fund shares. Distributions of net realized long-term capital gains are taxable to shareholders as long-term capital gains, regardless of how long shareholders have held Fund shares and whether such distributions are received in cash or are reinvested in additional Fund shares. Furthermore, as a general rule, a shareholder's gain or loss on a sale or redemption of Fund shares will be a long-term capital gain or loss if the shareholder has held the shares for more than one year and will be a short-term capital gain or loss if the shareholder has held the shares for one year or less. Some of the Fund's dividends declared from net investment income may qualify for the Federal dividends-received deduction for corporations.


     Statements as to the tax status of each shareholder's dividends and distributions are mailed annually. Each shareholder will also receive, if appropriate, various written notices after the close of the Fund's prior taxable year as to the Federal income tax status of his or her dividends and distributions which were received from the Fund during the Fund's prior taxable year and that identify the portion of the capital gains eligible for the 20% maximum capital gains tax rate. Shareholders should consult their plan document or tax advisers about the tax consequences associated with participating in a Qualified Plan or Smith Barney UIT.


--------------------------------------------------------------------------------
Purchase, Exchange and Redemption of Shares
--------------------------------------------------------------------------------


     Purchases of the Fund's Class Z shares must be made in accordance with the terms of a Qualified Plan or Smith Barney UIT. Purchases are made at the net asset value next determined after a purchase order is received by Smith Barney (the "trade date"). Payment is due to Smith Barney on the third business day (the "settlement date") after the trade date. Investors who make payment prior to the settlement date may designate a temporary investment (such as a money market

--------------------------------------------------------------------------------
Purchase, Exchange and Redemption of Shares (continued)
--------------------------------------------------------------------------------

fund of the Smith Barney Mutual Funds) for such payment until settlement date. The Fund reserves the right to reject any purchase order and to suspend the offering of shares for a period of time. There are no minimum investment requirements for Class Z shares; however, the Fund reserves the right to vary this policy at any time.

     Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, currently 4:00 p.m., New York time, on any day that the Fund calculates its net asset value, are priced according to the net asset value determined on that day. See "Valuation of Shares." Certificates for Fund shares are issued upon request to the Fund's transfer agent.


     Qualified Plans may redeem their shares on any day the Fund calculates its net asset value. See "Valuation of Shares." Redemption requests received in proper form prior to the close of regular trading on the NYSE are priced at the net asset value per share determined on that day. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Shareholders acquiring Class Z shares through a Qualified Plan or a Smith Barney UIT should consult the terms of their respective plans for redemption provisions.


     Holders of Class Z shares should consult their Qualified Plans for information about available exchange options.

--------------------------------------------------------------------------------
Performance
--------------------------------------------------------------------------------

     Total Return

     From time to time the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return by annualizing the most recent monthly distribution and dividing by the net asset value on the last day of the period for which current dividend return is presented. The Fund's current dividend return

--------------------------------------------------------------------------------
Performance (continued)
--------------------------------------------------------------------------------

may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing the Fund's current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

--------------------------------------------------------------------------------
Management of the Fund
--------------------------------------------------------------------------------

     Board of Directors

     Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and companies that furnish services to the Fund, including agreements with the Fund's distributor, investment adviser, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment adviser and administrator. The Statement of Additional Information contains background information regarding each Director and executive officer of the Fund.


     Investment Adviser

     SBMFM, located at 388 Greenwich Street, New York, New York 10013, serves as the Fund's investment adviser. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. SBMFM (through predecessor entities) has been in the investment counseling business since 1940 and renders investment advice to a wide variety of individual, institutional and investment company clients that had aggregate assets under management as of November 30, 1997, in excess of $85 billion.


     Subject to the supervision and direction of the Fund's Board of Directors, SBMFM manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio managers. For investment advisory services rendered the Fund pays SBMFM a fee at the annual rate of 0.60% of the value of the Fund's average daily net assets.

--------------------------------------------------------------------------------
Management of the Fund (continued)
--------------------------------------------------------------------------------

     Portfolio Management

     Richard Freeman, a Managing Director of Smith Barney, is primarily responsible for management of the Fund's assets. Mr. Freeman has served in this capacity since November 1983, and manages the day-to-day operations of the Fund, including making all investment decisions.

     Management's discussion and analysis, and additional performance information regarding the Fund during the fiscal year ended August 31, 1997 is included in the Annual Report dated August 31, 1997. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

     Administrator

     SBMFM also serves as the Fund's administrator and oversees all aspects of the Fund's administration. For administration services rendered to the Fund, the Fund pays SBMFM a fee at the annual rate of 0.20% of the value of the Fund's average daily net assets.


     Distributor


     Smith Barney is located at 388 Greenwich Street, New York, New York 10013, and serves as the Fund's distributor. Smith Barney is a wholly owned subsidiary of Travelers.

--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

     The Fund was incorporated in the State of Maryland on May 12, 1983 and is registered with the SEC as a diversified, open-end management investment company.


     The Fund offers shares of common stock currently classified into five Classes, A, B, C, Y and Z. Each Class represents an identical pro rata interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges, if any, for each Class; (c) the distribution and/or service fees borne by each Class pursuant to a plan adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"); (d) the expenses allocable to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privileges of each Fund's Class; and (g) the conversion feature of shares of Class B. The Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Directors, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

--------------------------------------------------------------------------------
Additional Information (continued)
--------------------------------------------------------------------------------


     The Fund does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. The Directors will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Fund's outstanding shares and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate fractional vote for any fractional share held of that Class. Generally, shares of the Fund will be voted on a Fund-wide basis on all matters except matters affecting only the interests of one or more of the Classes.


     The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the reporting period.

     PNC Bank, National Association is located at 17th and Chestnut Streets, Philadelphia, PA 19103, and serves as custodian of the Fund's investments.

     First Data Investor Services Group, Inc. is located at Exchange Place, Boston, Massachusetts 02109, and serves as the Fund's transfer agent.

     Shareholders may seek information regarding the Fund from their Smith Barney Financial Consultants.

--------------------------------------------------------------------------------

                                                                    Smith Barney
                                                                    ------------
                                              A Member of Investors Group [logo]

                                                                    Smith Barney
                                                                      Aggressive
                                                                          Growth
                                                                       Fund Inc.

                                                            388 Greenwich Street
                                                        New York, New York 10013

                                                                  FD 01061 12/97

--------------------------------------------------------------------------------

PART B
Smith Barney
Aggressive Growth Fund Inc.

388 Greenwich Street
New York, New York 10013

(800) 451-2010


Statement of Additional
Information

   December 29, 1997



	This Statement of Additional Information expands upon and supplements the information contained in the current Prospectus of Smith Barney Aggressive Growth Fund Inc. (the "Fund"), dated December 29, 1997, as amended or supplemented from time to time, and should be read in conjunction with the Fund's Prospectus. The Fund's Prospectus may be obtained from any Smith Barney Financial Consultant, or by writing or calling the Fund at the address or telephone number set forth above. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.



TABLE OF CONTENTS

	For ease of reference, the same section headings are used in both the Prospectus and this Statement of Additional Information, except where shown below:


Management of the Fund 	 1
Investment Objective and Management Policies	 4
Purchase of Shares	 11
Redemption of Shares	 12
Distributor 	 13
Valuation of Shares	 14
Exchange Privilege	 14
Performance Data (See in the Prospectus "Performance'') 	 15
Taxes (See in the Prospectus "Dividends, Distributions and
Taxes'') 	 18
Voting Rights 	19
Additional Information 	 20
Financial Statements	 21



MANAGEMENT OF THE FUND

The executive officers of the Fund are employees of certain of the organizations that provide services to the Fund. These organizations are as follows:

Name					Service
Smith Barney Inc. ("Smith Barney'') 	Distributor
Smith Barney Mutual Funds
 Management Inc. ("SBMFM'') 		Investment Adviser
					and Administrator
PNC Bank, National Association
 ("PNC") 				Custodian
First Data Investor Services Group, Inc.
 ("First Data") 				Transfer Agent


	These organizations and the functions they perform for the Fund are discussed in the Prospectus and in this Statement of Additional Information.

Directors and Executive Officers of the Fund


	The Directors and executive officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.

	Paul R. Ades, Director (Age 57). Partner in the law firm of Murov & Ades. His address is 272 South Wellwood Avenue, P.O. Box
504, Lindenhurst, New York 11757.

	Herbert Barg, Director (Age 74). Private investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania 19004.

	Dwight B. Crane, Director (Age 59). Professor, Graduate
School of Business Administration, Harvard University. His address is Graduate School of Business Administration, Harvard University, Boston, Massachusetts 02163.

	Frank G. Hubbard, Director (Age 59). President of Avatar International; Former Vice President of S&S Industries; Former Corporate Vice President, Materials Management and Marketing Services of Huls America, Inc. His address is 80 Centennial Avenue P.O. Box 456, Piscataway, New Jersey 08855-0456.

	*Heath B. McLendon, Chairman of the Board and Investment Officer (Age 64). Managing Director of Smith Barney, Chairman of the Board of Smith Barney Strategy Advisers Inc. and President of SBMFM; prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers Inc.; Vice Chairman of Shearson Asset Management; a Director of PanAgora Asset Management, Inc. and PanAgora Asset Management Limited. His address is 388 Greenwich Street, New York, New York 10013.

	Ken Miller, Director (Age 55). President of Young Stuff
Apparel Group, Inc.  His address is 1407 Broadway, 6th Floor, New
York, New York 10018.

	John R. White, Director (Age 79). President Emeritus of
The Cooper Union for the Advancement of Science and Art.
Special Assistant to the President of the Aspen Institute. His address is Crows Nest Road, Tuxedo Park, New York 10987.

	Richard A. Freeman (Age 43). Managing Director of Smith
Barney; prior to July 1993, Executive Vice President of Shearson
Asset Management. His address is 388 Greenwich Street, New York,
New York 10013.

	Lewis E. Daidone (40). Senior Vice President and Treasurer. Managing Director of Smith Barney; Director and Senior Vice
President of SBMFM. His address is 388 Greenwich Street, New York,
New York 10013.

	Christina T. Sydor (46). Secretary. Managing Director of
Smith Barney; General Counsel and Secretary of SBMFM. Her address is 388 Greenwich Street, New York, New York 10013.

As of December 10, 1997, the Trustees and officers of the Funds, as a group, owned less than 1% of the outstanding shares of beneficial interest of the Fund.

	No officer, director or employee of Smith Barney or any parent or subsidiary receives any compensation from the Fund for serving as an officer or Director of the Fund. The Fund pays each Director who is not an officer, director or employee of Smith Barney or any of its affiliates a fee of $3,000 per annum plus $500 per meeting attended and reimburses them for travel and out-of-pocket expenses. For the Fund's fiscal year ended August 31, 1997, such fees and expenses totaled $40,157.

For the fiscal year ended August 31, 1997 and the calendar year ended December 31, 1996, the Directors of the Fund were paid the following compensation:

					Pension or	Total
					Retirement	Compen
			Aggregate	Benefits		sation
			Compen		Accrued		from the
			sation		as Part		Fund and
			from		of Fund		the Fund
Director(*)		the Fund	Expenses	Complex
Paul R. Ades (5)		$5,100		$0		$ 52,475
Herbert Barg (18)	5,600 		0		105,175
Dwight B. Crane (30)	5,100 		0		140,375
Frank G. Hubbard (5)	5,600 		0		52,475
Allan R. Johnson (5)+ 	3,444 		0		33,125
Heath B. McLendon (42)	0		0		0
Ken Miller (5)++		5,600		0		49,475
John White (5)@		5,500		0		52,375

_____________________
* 	Total Number of directorships/trusteeships held with other
mutual funds in the Smith Barney Mutual Funds family.
+	Director Emeritus
++	Director has elected to defer a portion of his compensation
for the fiscal year ended August 31, 1997.  Amount deferred
totaled $12,125.
@	Director has elected to defer 100% of his compensation for
the fiscal year ended August 31, 1997.

Upon attaining age 80, Directors are required to change to emeritus status. Directors Emeritus are entitled to servein emeritus statu for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Fund Directors with reasonable out-of-pocket expenses for each meeting attended. During the Fund's last fiscal year, aggregate compensation paid by the Fund to Directors acheiving emeritus status totaled $3,444.


Investment Adviser and Administrator-SBMFM


	SBMFM serves as investment adviser to the Fund pursuant to a written agreement (the "Advisory Agreement"), which was most recently approved by the Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund or SBMFM, on July 24, 1997. The services provided by SBMFM under the Advisory Agreement are described in the Prospectus under "Management of the Fund." SBMFM pays the salary of any officer and employee who is employed by both it and the Fund. SBMFM bears all expenses in connection with the performance of its services. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"), which is in turn a wholly owned subsidiary of Travelers Group Inc. ("Travelers").

	As compensation for investment advisory services, the Fund pays SBMFM a fee computed daily and paid monthly at the annual rate of 0.60% of the value of the Fund's average daily net assets. For the 1995, 1996 and 1997 fiscal years, the Fund paid $1,829,883, $3,229,363 and $3,956,238, respectively, in investment advisory fees.

	SBMFM also serves as administrator to the Fund pursuant to a written agreement dated April 20, 1994 (the "Administration Agreement"), which was most recently approved by the Fund's Board of Directors, including a majority of Directors who are not "interested persons" of the Fund or SBMFM, on July 24, 1997. The services provided by SBMFM under the Administration Agreement are described in the Prospectus under "Management of the Fund." SBMFM pays the salary of any officer and employee who is employed by both it and the Fund and bears all expenses in connection with the performance of its services.

	As compensation for administration services rendered to the Fund, SBMFM receives a fee at the annual rate of 0.20% of the value of the Fund's average daily net assets. For the 1995, 1996 and 1997 fiscal years, the Fund paid SBMFM $1,829,833, $1,076,455 and $1,318,746, respectively, in administration fees.


	The Fund bears expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Directors who are not officers, directors, shareholders or employees of Smith Barney, or SBMFM, Securities and Exchange Commission (the "SEC") fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; investor services (including allocated telephone and personnel expenses); and costs of preparation and printing of prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, shareholders' reports and corporate meetings.


	SBMFM has agreed that if in any fiscal year the aggregate expenses of the Fund (including fees paid pursuant to the Advisory and Administration Agreements, but excluding interest, taxes, brokerage, fees paid pursuant to the Fund's services and distribution plan, and, with the prior written consent of the necessary state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, SBMFM will, to the extent required by state law, reduce its management fee by such excess expense. Such a fee reduction, if any, will be reconciled on a monthly basis. The most restrictive state limitation applicable to the Fund would require SBMFM to reduce its fees in any year that such excess expenses exceed 2.50% of the first $30 million of average net assets, 2.00% of the next $70 million of average net assets and 1.50% of the remaining average net assets. No fee reduction was required for the 1995, 1996 and 1997 fiscal years.


Counsel and Auditors

	Willkie Farr & Gallagher serves as counsel to the Fund. The Directors who are not "interested persons" of the Fund have selected Stroock & Stroock & Lavan LLP as their legal counsel.


	KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York 10154, has been selected as the Fund's independent auditor to examine and report on the Fund's financial statements and highlights for the fiscal year ending August 31, 1998.



INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

	The Prospectus discusses the Fund's investment objective and the policies it employs to achieve its objective. The following discussion supplements the description of the Fund's investment objective and management policies in the Prospectus.

Leveraging

	The Fund may from time to time leverage its investments by purchasing securities with borrowed money. The Fund may borrow money only from banks and in an amount not to exceed 33 1/3% of the total value of its assets less its liabilities. The amount of the Fund's borrowings also may be limited by the availability and cost of credit and by restrictions imposed by the Federal Reserve Board.

	The Fund is required under the 1940 Act to maintain at all times an asset coverage of 300% of the amount of its borrowings. If, as a result of market fluctuations or for any other reason, the Fund's asset coverage drops below 300%, the Fund must reduce its outstanding bank debt within three business days so as to restore its asset coverage to the 300% level.

	Any gain in the value of securities purchased with borrowed money that exceeds the interest paid on the amount borrowed would cause the net asset value of the Fund's shares to increase more rapidly than otherwise would be the case. Conversely, any decline in the value of securities purchased would cause the net asset value of the Fund's shares to decrease more rapidly than otherwise would be the case. Borrowed money thus creates an opportunity for greater capital gain but at the same time increases exposure to capital risk. The net cost of any borrowed money would be an expense that otherwise would not be incurred, and this expense could restrict or eliminate the Fund's net investment income in any given period.

Lending of Portfolio Securities

	As stated in the Prospectus, the Fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations. Such loans, if and when made, will not exceed 33 1/3% of the Fund's total assets. The Fund may not lend its portfolio securities to Smith Barney or its affiliates unless it has applied for and received specific authority from the SEC. Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or securities issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. government securities") which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the Fund or with Smith Barney, and which is acting as a "finder."

	In lending its portfolio securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when government securities are used as collateral. Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever portfolio securities are loaned:
(a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the Fund's Board of Directors must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by SBMFM to be of good standing and will not be made unless, in the judgment of SBMFM the consideration to be earned from such loans would justify the risk.

Money Market Instruments

	As stated in the Prospectus, the Fund may invest for defensive purposes in corporate and government bonds and notes and money market instruments. Money market instruments in which the Fund may invest include: U.S. government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. The following is a more detailed description of such money market instruments.

	Bank Obligations. Certificates of deposits ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

	Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending upon the principal amount of CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

	Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank. CDs issued by wholly owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.

	Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

	In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, SBMFM will carefully evaluate such investments on a case-by-case basis.

	Savings and loans associations whose CDs may be purchased by the Fund are supervised by the Office of Thrift Supervision and are insured by the Savings Association Insurance Fund which is administered by the FDIC and is backed by the full faith and credit of the United States government. As a result, such savings and loan associations are subject to regulation and examination.

Convertible Securities

	Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed income and equity securities. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and therefore also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

	As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

	Convertible securities generally are subordinated to other similar but nonconvertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.


Warrants

	Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, warrants may be considered more speculative than certain other types of investments. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Investment Restrictions

	The Fund has adopted the following investment restrictions for the protection of shareholders. Restrictions 1 through 8 cannot be changed without approval by the holders of a majority of the outstanding shares of the Fund, defined as the lesser of (a) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the Fund's outstanding shares. The remaining restrictions may be changed by the Board of Directors at any time. The Fund may not:

1. 	With respect to 75% of the value of its total assets,
invest more than 5% of its total assets in securities of any one issuer, except securities issued or guaranteed by the United States government, or purchase more than 10% of the outstanding voting securities of such issuer.

2.	Issue senior securities as defined in the 1940 Act and any
rules and orders thereunder, except insofar as the Fund may be deemed to have issued senior securities by reason of: (a) borrowing money or purchasing securities on a when-issued or delayed-delivery basis, (b) purchasing or selling futures contracts and options on futures contracts and other similar instruments and (c) issuing separate classes of shares.

3. 	Invest more than 25% of its total assets in
securities, the issuers of which are in the same industry.
For purposes of this limitation, U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

4. 	Make loans. This restriction does not apply to: (a)
the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies, (b) repurchase agreements and (c) loans of its portfolio securities.

5. 	Engage in the business of underwriting securities
issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

6. 	Purchase or sell real estate, real estate mortgages,
real estate investment trust securities, commodities or commodity contracts, but this shall not prevent the Fund from: (a) investing in securities of issuers engaged in the real estate business and securities which are secured by real estate or interests therein, (b) holding or selling real estate received in connection with securities it holds, or (c) trading in futures contracts and options on futures contracts.

7. 	Purchase any securities on margin (except for such
short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except against the box). For purposes of this restriction, the deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts and related options and options on securities is not considered to be the purchase of a security on margin.

8. 	Borrow money in excess of 33 1/3% of the total value
of its assets (including the amount borrowed) less its liabilities (not including its borrowings).

9.	Purchase or otherwise acquire any security if, as a result,
more than 15% of its net assets would be invested in securities that are illiquid.

10.	Invest more than 5% of the value of its net assets
(valued at the lower of cost or market) in warrants, of which no more than 2% of net assets may be invested in warrants not listed on the New York Stock Exchange, Inc. (the "NYSE") or the American Stock Exchange. The acquisition of warrants attached to other securities is not subject to this restriction.

11. 	Purchase, sell or write put, call, straddle or spread
options.

12. 	Purchase participations or other direct interests in
oil, gas or other mineral exploration or development programs.

13. 	Invest in securities of other investment companies,
except as they may be acquired as part of a merger, consolidation or acquisition of assets.

14. 	Invest in companies for the purpose of exercising
management or control.

15.	Purchase or hold the securities of any issuer if those
officers or Directors of the Fund, or of SBMFM, who individually own beneficially more than 1/2 of 1% of the outstanding securities of the issuer, together own beneficially more than 5% of those securities.

16.	Invest more than 5% of the value of its total assets
in securities of issuers having a record of fewer than three years of continual operation except that the restriction will not apply to U.S. government securities. (For purposes of this restriction, issuers include predecessors, sponsors, controlling persons, general partners, and guarantors of underlying assets.)


	Certain restrictions listed above permit the Fund without shareholder approval to engage in investment practices that the Fund does not currently pursue. The Fund has no present intention of altering its current investment practices as otherwise described in the Prospectus and this Statement of Additional Information and any future change in these practices would require Board approval. If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.


Portfolio Turnover


	The Fund's investment policies may result in its experiencing a greater portfolio turnover rate than those of investment companies that seek to produce income or to maintain a balanced investment position. Although the Fund's portfolio turnover rate cannot be predicted and will vary from year to year, SBMFM expects that the Fund's annual portfolio turnover rate may exceed 100%, but will not exceed 200%. A 100% portfolio turnover rate would occur, for instance, if all securities in the Fund's portfolio were replaced once during a period of one year. A high rate of portfolio turnover in any year will increase brokerage commissions paid and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders. Any realized short-term investment gain will be taxed to shareholders as ordinary income. For the 1995, 1996 and 1997 fiscal years, the Fund's portfolio turnover rates were 44%, 13% and 6%, respectively.


Portfolio Transactions

	Decisions to buy and sell securities for the Fund are made by SBMFM, subject to the overall supervision and review of the Fund's Board of Directors. Portfolio securities transactions for the Fund are effected by or under the supervision of SBMFM.


	Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price of those securities includes an undisclosed commission or mark-up. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. For the 1995, 1996 and 1997 fiscal years, the Fund paid $210,164, $147,324 and $101,369, respectively, in brokerage commissions.


	In executing portfolio transactions and selecting brokers or dealers, it is the Fund's policy to seek the best overall terms available. The Advisory Agreement between the Fund and SBMFM provides that, in assessing the best overall terms available for any transaction, SBMFM shall consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes SBMFM, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or other accounts over which SBMFM or an affiliate exercises investment discretion.

	The Fund's Board of Directors will periodically review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the services received will primarily benefit one or more other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. SBMFM's fee under the Advisory Agreement is not reduced by reason of SBMFM's receiving such brokerage and research services.


	The Fund's Board of Directors has determined that any portfolio transaction for the Fund may be executed through Smith Barney if, in SBMFM's judgment, the use of Smith Barney is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, Smith Barney charges the Fund a commission rate consistent with that charged by Smith Barney to comparable unaffiliated customers in similar transactions. In addition, under SEC rules, Smith Barney may directly execute such transactions for the Fund on the floor of any national securities exchange, provided (a) the Board of Directors has expressly authorized Smith Barney to effect such transactions and (b) Smith Barney annually advises the Fund of the aggregate compensation it earned on such transactions. Smith Barney will not participate in commissions from brokerage given by the Fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. For the 1995, 1996 and 1997 fiscal years, the Fund paid $23,768, $3,000 and $0, respectively, in brokerage commissions to Smith Barney. For the 1997 fiscal year, Smith Barney received 0% of the brokerage commissions paid by the Fund and effected 0% of the total dollar amount of transactions for the Fund involving the payment of brokerage commissions.


	Even though investment decisions for the Fund are made independently from those of the other accounts managed by SBMFM, investments of the kind made by the Fund also may be made by those other accounts. When the Fund and one or more accounts managed by SBMFM are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by SBMFM to be equitable. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained for or disposed of by the Fund.


PURCHASE OF SHARES

Volume Discounts

	The schedule of sales charges on Class A shares described in the Prospectus applies to purchases made by any "purchaser," which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and qualified employee benefit plans of employers who are "affiliated persons" of each other within the meaning of the 1940 Act; (e) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Code; and (f) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended) purchasing shares of the Fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts should contact a Smith Barney Financial Consultant.

Combined Right of Accumulation

Reduced sales charges, in accordance with the schedule in the Prospectus, apply to any purchase of Class A shares if the aggregate investment in Class A shares of the Fund and in Class A shares of other funds of the Smith Barney Mutual Funds that are offered with a sales charge, including the purchase being made, of any purchaser is $25,000 or more. The reduced sales charge is subject to confirmation of the shareholder's holdings through a check of appropriate records. The Fund reserves the right to terminate or amend the combined rights of accumulation at any time after written notice to shareholders. For further information regarding the right of accumulation, shareholders should contact a Smith Barney Financial Consultant.

Determination of Public Offering Price

	The Fund offers its shares to the public on a continuous basis. The public offering price for a Class A, Class Y and Class Z share of the Fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class B and Class C share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000), is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge ("CDSC"), however, is imposed on certain redemptions of Class B and Class C shares, and of Class A shares when purchased in amounts equaling or exceeding $500,000. The method of computation of the public offering price is shown in the Fund's financial statements incorporated by reference in their entirety into this Statement of Additional Information.


REDEMPTION OF SHARES

	The right of redemption may be suspended or the date of payment postponed (a) for any period during which the NYSE is closed (other than for customary weekend or holiday closings), (b) when trading in markets the Fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for the protection of the Fund's shareholders.

Distributions in Kind

	If the Board of Directors of the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make a redemption payment wholly in cash, the Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets by distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

	An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares with a value of at least $10,000 ($5,000 for retirement plan accounts) and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $100 may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994 any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal
Plan commences.) To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments will reduce the shareholder's investment and ultimately may exhaust it. Withdrawal payments should not be considered as income from investment in the Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the Fund at the same time that he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

	Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with First Data as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the Fund. A shareholder who purchases shares directly through First Data may continue to do so and applications for participation in the Withdrawal Plan must be received by First Data no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Smith Barney Financial Consultant.


DISTRIBUTOR


	Smith Barney serves as the Fund's distributor on a best efforts basis pursuant to a written agreement (the "Distribution Agreement"), which was most recently approved by the Fund's Board of Directors on July 24, 1997. For the 1995, 1996 and 1997 fiscal years, Smith Barney received $476,500, $834,000 and $2,996,866, respectively, in sales charges for the sale of Class A shares, and did not reallow any portion thereof to dealers. For the 1995, 1996 and 1997 fiscal years, Smith Barney received from shareholders $154,700, $237,000 and $497,000, respectively, in CDSC on the redemption of Class B shares.


	When payment is made by the investor before settlement date, unless otherwise directed by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Smith Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as an investment in a money market fund
(other than Smith Barney Exchange Reserve Fund) of the Smith
Barney Mutual Funds. If the investor instructs Smith Barney to invest the funds in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the Fund and the Smith Barney money market fund, and affiliates of Smith Barney that serve the funds in an investment advisory capacity or administrative capacity will benefit from the fact that they are receiving fees from both such investment companies for managing these assets computed on the basis of their average daily net assets. The Fund's Board of Directors has been advised of the benefits to Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Advisory, Administration and Distribution Agreements for continuance.


	For the fiscal year ended August 31, 1997, Smith Barney incurred distribution expenses totaling approximately $4,771,657, consisting of approximately $166,095 for advertising, $21,496 for printing and mailing prospectuses, $1,255,230 for support services and overhead expenses, $2,968,986 to Smith Barney to compensate financial consultants and $359,850 for accruals for interest on the excess of Smith Barney expenses incurred in distribution of the Fund's shares over the sum of the distribution fees and CDSC received by Smith Barney.


Distribution Arrangements

	To compensate Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, the Fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to the Class A, Class B and Class C shares. In addition, the Fund pays Smith
Barney a distribution fee with respect to Class B and Class C shares primarily intended to compensate Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of those shares. The Class B and Class C distribution fee is calculated at the annual rate of 0.75% of the value of the Fund's average net assets attributable to the shares of the respective Class.


	For the fiscal year ended August 31, 1997, the Fund incurred $717,814 and $400,318 in service fees for Class A and Class B shares, respectively. For the fiscal years ended August 31, 1995, 1996 and 1997, the Fund incurred $45,155, $181,560 and $169,445, respectively, in service fees for its Class C shares. For the fiscal years ended August 31, 1995, 1996 and 1997, the Fund incurred $1,095, $453,832 and 1,601,273 for Class B shares and $980,293, $544,679 and $677,779 for Class C shares, respectively, in distribution fees.


	Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreement (the "Independent Directors"). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all material amendments of the Plan also must be approved by the Directors and Independent Directors in the manner described above. The Plan may be terminated with respect to a Class of the Fund at any time, without penalty, by vote of a majority of the Independent Directors or by vote of a majority of the outstanding voting securities of the Class (as defined in the 1940 Act). Pursuant to the Plan, Smith Barney will provide the Fund's Board of Directors with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.


VALUATION OF SHARES


	Each Class' net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Fund in valuing its assets.


	Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued on the basis of the bid price at the close of business on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the Fund will be valued at fair value as determined in good faith by the Fund's Board of Directors.


EXCHANGE PRIVILEGE

Shareholders of any fund of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other funds of the Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange, except that Class B shares of the Fund exchanged for Class B shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.




	The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Smith Barney Financial Consultant.

	Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.


PERFORMANCE DATA

	From time to time, the Fund may quote total return of the Classes in advertisements or in reports and other communications to shareholders. The Fund may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of the Fund describes the expenses or performance of Class A, Class B, Class C or Class Y, it will also disclose such information for the other Classes.

Average Annual Total Return

	"Average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

			P(1 + T)n = ERV

	Where:	P	=	a hypothetical initial payment of
$1,000.
		T 	=	average annual total return.
		n	= 	number of years.
ERV	=	Ending Redeemable Value of a hypothetical
$1,000 investment made at the beginning of a 1-, 5-, or 10-year period at the end of the 1-, 5-, or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.


Class A's average annual total return was as follows for the periods indicated:

41.67%	for the one-year period beginning on September 1, 1996
through August 31, 1997;

19.57%	per annum during the five-year period beginning on
September 1, 1992 through August 31, 1997; and

12.44%	 per annum during the ten-year period beginning on
September 1, 1987 through August 31, 1997.

	Class B's average annual total return was as follows for the periods indicated:

42.94%	for the one-year period beginning on September 1, 1996
through August 31, 1997; and

18.66%	per annum from November 6, 1992 through August 31,
1997.

	Class C's average annual total return was as follows for the periods indicated:

46.97%	for the one-year period beginning on September 1, 1996
through August 31, 1997; and

20.43%	per annum from May 13, 1993 through August 31, 1997.

Class Y's average annual total return was as follows for the periods indicated:

49.64%	for the one-year period beginning on September 1, 1996
through August 31, 1997; and

20.54%	per annum for the period from January 31, 1996 through
August 31, 1997.


	Class Z's average annual total return was as follows for the periods indicated:

49.61%	for the one-year period beginning on September 1, 1996
through August 31, 1997; and

20.09%	per annum from November 6, 1992 through August 31,
1997.

	Average annual total return figures calculated in accordance with the above formula assume that the maximum 5.00% sales charge or maximum applicable CDSC, as the case may be, has been deducted from the hypothetical investment.

Aggregate Total Return

	"Aggregate total return" figures represent the cumulative change in the value of an investment in the Class for the specified period and are computed by the following formula:

				ERV-P
AGGREGATE TOTAL RETURN =    P

	Where: 	P	= 	a hypothetical initial payment of
$10,000.
ERV	=	Ending Redeemable Value of a hypothetical
$10,000 investment made at the beginning of the 1-, 5-, or 10-year period at the end of the 1-, 5-, or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

	Class A's aggregate total return was as follows for the periods indicated:

49.11%	for the one-year period from September 1, 1996 through
August 31, 1997.

157.31%	for the five-year period from September 1, 1992
through August 31, 1997; and

240.03%	for the ten-year period from September 1, 1987 through
August 31, 1997.

	These aggregate total return figures do not assume the maximum 5.00% sales charge has been deducted from the investment at the time of purchase. If the maximum sales charge had been deducted at the time of purchase, the Fund's aggregate total return for those same periods would have been 41.67%, 144.41% and 223.01%, respectively.

	Class B's aggregate total return was as follows for the periods indicated:

47.94%	for one-year period from September 1, 1996 through
August 31, 1997; and

129.06%	for the period from November 6, 1992 through August
31, 1997.

	Class B's aggregate total return figures assume that the maximum applicable CDSC has not been deducted from the investment at the time of purchase. If the maximum applicable CDSC had been reflected, Class B's aggregate total return for the same periods would have been 42.94% and 128.06%, respectively.

	Class C's aggregate total return was as follows for the periods indicated:

47.97%	for the one-year period from September 1, 1996 through
August 31, 1997; and

122.61%	for the period from May 13, 1993 through August 31,
1997.

Class Y's aggregate total return was as follows for the periods indicated:

49.64%	for the one-year period beginning on September 1, 1996
through August 31, 1997; and

34.49%	per annum for the period from January 31, 1996 through
August 31, 1997.

	Class Z's aggregate total return was as follows for the periods indicated:

49.61%	for the one-year period from September 1, 1996 through
August 31, 1997; and

141.63%	for the period from November 6, 1992 through August
31, 1997.


	Performance will vary from time to time depending upon market conditions, the composition of the Fund's portfolio, operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

	It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance.


TAXES

	The following is a summary of certain Federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisers as to the tax consequences of an investment in the Fund.

	The Fund has qualified and intends to continue to qualify each year as a regulated investment company under the Code. Provided that the Fund (a) is a regulated investment company and
(b) distributes at least 90% of its net investment income (including, for this purpose, net realized short-term capital gains), the Fund will not be liable for Federal income taxes to the extent its net investment income and its net realized long- and short-term capital gains, if any, are distributed to its shareholders. Although the Fund expects to be relieved of all or substantially all Federal, state, and local income or franchise taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, that portion of the Fund's income which is treated as earned in any such state or locality could be subject to state and local taxes. Any such taxes paid by the Fund would reduce the amount of income and gains available for distribution to shareholders. All net investment income and net capital gains earned by the Fund will be reinvested automatically in additional shares of the same Class of the Fund at net asset value, unless the shareholder elects to receive dividends and distributions in cash.

	Gains or losses on the sales of securities by the Fund generally will be long-term capital gains or losses if the Fund has held the securities for more than one year. Gains or losses on the sales of securities held for not more than one year generally will be short-term capital gains or losses. If the Fund acquires a debt security at a substantial discount, a portion of any gain upon the sale or redemption will be taxed as ordinary income, rather than capital gain to the extent it reflects accrued market discount.

	Dividends of net investment income and distributions of net realized short-term capital gains will be taxable to shareholders as ordinary income for Federal income tax purposes, whether received in cash or reinvested in additional shares. Dividends received by corporate shareholders will qualify for the dividends-received deduction only to the extent that the Fund designates the amount distributed as a dividend and the amount so designated does not exceed the aggregate amount of dividends received by the Fund from domestic corporations for the taxable year. The Federal dividends-received deduction for corporate shareholders may be further reduced or disallowed if the shares with respect to which dividends are received are treated as debt financed or are deemed to have been held for less than 46 days.

	Foreign countries may impose withholding and other taxes on dividends and interest paid to the Fund with respect to investments in foreign securities. However, certain foreign countries have entered into tax conventions with the United States to reduce or eliminate such taxes.

	Distributions of long-term capital gains will be taxable to shareholders as such, whether paid in cash or reinvested in additional shares and regardless of the length of time that the shareholder has held his or her interest in the Fund. If a shareholder receives a distribution taxable as long-term capital gain with respect to his or her investment in the Fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as a long-term capital loss.


	A portion of long-term capital gains may be designated as eligible for the 20% maximum capital gains tax rate on gains realized by individuals from capital assets held for more than 18 months.


	If a shareholder (a) incurs a sales charge in acquiring or redeeming shares of the Fund, (b) disposes of those shares within 90 days and (c) acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (i.e., exchange privilege), the original sales charge increases the shareholder's tax basis in the original shares only to the extent the otherwise applicable sales charge for the second acquisition is not reduced. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholder's tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired or redeemed shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

	Investors considering buying shares of the Fund on or just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the Fund shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment.

	If a shareholder fails to furnish a correct taxpayer identification number, fails to report dividend and interest income in full, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, the shareholder may be subject to a 31% "backup withholding" tax with respect to (a) any taxable dividends and distributions and (b) any proceeds of any redemption of Fund shares. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's regular Federal income tax liability.

	The foregoing is only a summary of certain tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.



VOTING RIGHTS

	As permitted by Maryland law, there will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. At that time, the directors then in office will call a shareholders' meeting for the election of directors. The directors must call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the Fund. At such a meeting, a director may be removed after the holders of record of not less than a majority of the outstanding shares of the Fund have declared that the director be removed either by declaration in writing or by votes cast in person or by proxy. The Fund will assist shareholders in calling such a meeting as required by the Act. Except as set forth above, the directors shall continue to hold office and may appoint successor directors.

	As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund (or the affected Portfolio or class) or (b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of the Fund (or the affected Portfolio or class) are represented at the meeting in person or by proxy.

	The following table contains a list of shareholders who of record or beneficially owned at least 5% of the outstanding shares of a particular class of shares of a Portfolio of the Fund as of December 10, 1997

Class Y

Smith Barney Concert Allocation Series, Inc.
High Growth Portfolio
PNC Bank, NA
Attn: Beverly Timson
200 Stevens Drive Suite 440
Lester, PA 19113-1522
owned 1,832,184.270 (52.0679%) shares

Smith Barney Concert Allocation Series, Inc.
Growth Portfolio
PNC Bank, NA
Attn: Beverly Timson
200 Stevens Drive Suite 440
Lester, PA 19113-1522
owned 1,526,717.906 (43.6012%) shares

Class Z

Citibank NA, Custodian
Smith Barney Shearson 401(k) Savings Plan
Smith Barney Account
Attn: Nancy Kronenberg
111 Wall Street FISD/20th Floor
New York, NY 10043
owned 1,103,245.636 (99.9848%) shares



ADDITIONAL INFORMATION

	The Fund was incorporated on May 12, 1983 under the name Shearson Aggressive Growth Fund Inc. On May 20, 1988, November 6, 1992, July 30, 1993 and October 14, 1994, the Fund changed its name to Shearson Lehman Aggressive Growth Fund Inc., Shearson Lehman Brothers Aggressive Growth Fund Inc., Smith Barney Shearson Aggressive Growth Fund Inc. and Smith Barney Aggressive Growth Fund Inc., respectively.

	PNC Bank is located at 17th and Chestnut Street, Philadelphia, PA 19103, and serves as the custodian of the Fund. Under its agreement with the Fund, PNC Bank holds the Fund's portfolio securities and keeps all necessary accounts and records. For its services, PNC Bank receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transaction charges. PNC Bank is authorized to establish separate accounts for foreign securities owned by the Fund to be held with foreign branches of other domestic banks as well as with certain foreign banks and securities depositories. The assets of the Fund are held under bank custodianship in compliance with the 1940 Act.

	First Data is located at Exchange Place, Boston, Massachusetts 02109, and serves as the Fund's transfer agent. Under the transfer agency agreement, First Data maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and distributes dividends and distributions payable by the Fund. For these services, First Data receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for out-of-pocket expenses.


FINANCIAL STATEMENTS


	The Fund's Annual Report for the fiscal year ended August
31, 1997, accompanies this Statement of Additional Information and is incorporated herein by reference in its entirety.







						Smith Barney
						Aggressive
						Growth Fund Inc.



Statement of


Additional
Information


























December 29, 1997
















Smith Barney
Aggressive Growth Fund Inc.
388 Greenwich Street
New York, NY  10013
								SMITH BARNEY
								A Member of Travelers Group







PART C

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements:

Included in Part A:

Financial Highlights

Included in Part B:


The Registrant's Annual Reports for the fiscal year ended August 31, 1997 and the report of Independent
Auditors dated October 15, 1997, are incorporated by reference to the definitive 30b2-1 filed on November
7, 1997 as Accession # 0000091155-97-000498.

(b)  Exhibits

All references are to the Registrant's registration statement on Form N-1A (the "Registration Statement") as filed with the Securities and Exchange Commission (the
"SEC") on June 5, 1983 (File Nos. 284199 and 811-3762).

(1)(a)	Registrant's Articles of Incorporation dated May
12, 1983 and Articles of Amendment dated May 27, 1983,
October 3, 1983, May 20, 1988, November 5, 1992 and
July 30, 1993, respectively, are incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement filed on October 28, 1993
("Post-Effective Amendment No. 15 to the Registration
Statement filed on October 28, 1993 ("Post-Effective
Amendment No. 15").

(b)	Articles of Amendment dated October 14, 1994, Form of
Articles Supplementary and Form of Articles of
Amendment filed December 28,1995 ("Post-Effective
Amendment No. 18).

(2)(a)	Registrant's By-Laws are incorporated by
reference to the Registration Statement.

(b)	Amendments dated January 27, 1987, October 22, 1987
and October 20, 1988 to By-Laws are incorporated by reference to Post-Effective Amendment No. 9.

(3)	 Not Applicable.

(4)	Registrant's form of stock certificates for Class A,
Class B, Class C and Class Y shares are incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed on October 23, 1992
("Post-Effective Amendment No. 14"). to the
Registration Statement.

(5)	Investment Advisory Agreement between the Registrant
and Smith Barney Asset Management Division of Smith
Barney Advisers, Inc. is incorporated by reference to Post-Effective Amendment No. 15.

(6)	Distribution Agreement between the Registrant and
Smith Barney Inc. is incorporated by reference to the Post-Effective Amendment No. 15.

(7)	Not Applicable.

(8)	Custodian Agreement between the Registrant and PNC
Bank, National Association ("PNC Bank") is incorporated by reference to Pre-Effective Amendment
No. 1.


(9)(a)	Administration Agreement dated April 21, 1994,
between the Registrant and Smith Barney Advisers, Inc.
is filed herewith.


(b)	Transfer Agency Agreement dated August 2, 1993,
between the Registrant and First Data Investors
Services Group, Inc., is incorporated by reference to Post-Effective Amendment No. 16, filed on January 1,
1994 ("Post-Effective Amendment No. 16").

(10)	Opinion of Robert A. Vegliante Assistant Secretary of
the Fund filed with the Registrants Rule 24F-2 Notice is incorporated by reference.

(11)	Consent of Independent Auditors is filed herein

(12)	Not Applicable.

(13)	Purchase Agreement between the Registrant and Shearson
Lehman Brothers Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

(14)	Not Applicable.

(15)	Amended Services and Distribution Plans pursuant to
Rule 12b-1 between the Registrant and Smith Barney
Inc. ("Smith Barney") filed on December 28, 1995
(Post-Effective Amendment No. 18).

(16)	Performance Data is incorporated by reference to Post-
Effective Amendment No. 9.

(17)	Financial Data Schedule pursuant to Rule 483 of the
Securities Act of 1933 is filed herewith.

(18)	Plan pursuant to Rule 18f-3 is incorporated by
reference to Post-Effective Amendment No. 18.

Item 25.  Persons Controlled by or Under Common Control with
Registrant.

None.

Item 26.  Number of Holders of Securities.


(1)			(2)
			Number of Record Holders by Class
Title of Class		as of December 10, 1997

Common Stock
$.001 per share		Class A 	24,579
			Class B 	20,683
			Class C 	5,925
			Class Y 	8
			Class Z 	3


Item 27.  Indemnification

Under the Registrant's corporate charter and Maryland law, directors and officers of the Registrant are not liable to the Registrant or its stockholders except for receipt of an improper personal benefit or active and deliberate dishonesty. The Registrant's corporate charter requires that it indemnify its directors and officers against liabilities unless it is proved that a director or officer acted in bad faith or with active and deliberate dishonesty or received an improper personal benefit. These Indemnification provisions are subject to the limitation under the Investment Company Act of 1940, as amended, that no director or officer may be protected against liability for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his office.

Item 28(a)  Business and Other Connections of Investment Adviser

Investment Adviser - - Smith Barney Mutual Funds Management
Inc. ("SBMFM")

SBMFM, formerly known as Smith, Barney Advisers, Inc.
SBMFM was incorporated in December 1968 under the laws of the State of Delaware. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings")
(formerly known as Smith Barney Shearson Holdings
Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica
Corporation) ("Travelers"). SBMFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). The list required by this Item 28 of officers and directors of SBMFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBMFM pursuant to the Advisers Act (SEC File No. 801-
8314). Prior to the close of business on November 7, 1994, Greenwich Street Advisors served as investment adviser. Greenwich Street Advisors, through its predecessors, has been in the investment counseling business since 1934 and is a division of Mutual
Management Corp. ("MMC").  MMC was incorporated in
1978 and is a wholly owned subsidiary of Holdings, which is in turn a wholly owned subsidiary of Travelers.

Prior to the close of business on July 30, 1993 (the
"Closing"), Shearson Lehman Advisors, a member of the Asset Management Group of Shearson Lehman Brothers
Inc. ("Shearson Lehman Brothers"), served as the
Registrant's investment adviser. On the Closing, Travelers and Smith Barney Inc. (formerly known as
Smith Barney Shearson Inc.) acquired the domestic retail brokerage and asset management business of Shearson Lehman Brothers, which included the business of the Registrant's prior investment adviser.
Shearson Lehman Brothers was a wholly owned subsidiary of Shearson Lehman Brothers Holdings Inc. ("Shearson
Holdings"). All of the issued and outstanding common stock of Shearson Holdings (representing 92% of the voting stock) was held by American Express Company.

Item 29.  Principal Underwriters.

Smith Barney Inc. currently acts as distributor for


(a)	Consulting Group Capital Markets Funds; Global
Horizons Investment Series (Cayman Islands); Greenwich
Street California Municipal Fund Inc.; Greenwich Street
Municipal Fund Inc.; Greenwich Street Series Fund; High
Income Opportunity Fund Inc.; The Italy Fund Inc.;
Managed High Income Portfolio Inc.; Managed Municipals
Portfolio II Inc.; Managed Municipals Portfolio Inc.;
Municipal High Income Fund Inc.; Puerto Rico Daily
Liquidity Fund Inc.; Smith Barney Adjustable Rate
Government Income Fund; Smith Barney Aggressive Growth
Fund Inc.; Smith Barney Appreciation Fund Inc.; Smith
Barney Arizona Municipals Fund Inc.; Smith Barney
California Municipals Fund Inc.; Smith Barney Concert
Allocation Series Inc.; Smith Barney Disciplined Small
Cap Fund, Inc.; Smith Barney Equity Funds; Smith Barney
Fundamental Value Fund Inc.; Smith Barney Funds, Inc.;
Smith Barney Income Funds; Smith Barney Income Trust;
Smith Barney Institutional Cash Management Fund, Inc.;
Smith Barney Intermediate Municipal Fund, Inc.; Smith
Barney Investment Funds Inc.; Smith Barney Investment
Trust; Smith Barney Managed Governments Fund Inc.; Smith
Barney Managed Municipals Fund Inc.; Smith Barney
Massachusetts Municipals Fund; Smith Barney Money Funds,
Inc.; Smith Barney Muni Funds; Smith Barney Municipal
Fund, Inc.; Smith Barney Municipal Money Market Fund,
Inc.; Smith Barney Natural Resources Fund Inc.; Smith
Barney New Jersey Municipals Fund Inc.; Smith Barney
Oregon Municipals Fund Inc.; Smith Barney Principal
Return Fund; Smith Barney Telecommunications Trust; Smith
Barney Variable Account Funds; Smith Barney World Funds,
Inc.; Smith Barney Worldwide Special Fund N.V.
(Netherlands Antilles); Travelers Series Fund Inc.; The
USA High Yield Fund N.V.; Worldwide Securities Limited
(Bermuda); Zenix Income Fund Inc. and various series of unit investment trusts.


Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities
Exchange Act of 1934 (SEC File No. 812-8510).

Item 30.  Location of Accounts and Records.

(1)	Smith Barney Aggressive Growth Fund Inc.
388 Greenwich Street
New York, New York  10013

(2)	Smith Barney Mutual Funds Management Inc.
388 Greenwich Street
 New York, New York  10013

(3)	PNC Bank, National Association
17th and Chestnut Streets
Philadelphia, PA,  19103

(4)	First Data Investor Services Group, Inc.
	One Exchange Place
Boston, Massachusetts  02109

Item 31.  Management Services.

Not Applicable.

Item 32.  Undertakings.

(a)	The Registrant hereby undertakes to call a meeting of
its shareholders for the purpose of voting upon the question of removal of a Director or Directors of Registrant when requested in to do so by the holders of at least 10% of Registrant's outstanding shares.
Registrant undertakes further, in connection with the meeting, to comply with the provisions of Section 16(c) of the 1940 Act relating to communications with the shareholders of certain common-law trusts.

(b)	The Registrant hereby undertakes to furnish each
person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.


(c)	Registrant further represents pursuant to Rule
485(b)(4) that the resignation of Mr. Alger B. Chapman as a Director of Registrant was not due to any disagreement with Registrant on any matter relating to its operation, policies or practices. Mr. Chapman resigned because of a change in his professional obligations.


SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY AGGRESSIVE GROWTH FUND INC., has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 19th day of December, 1997.

		SMITH BARNEY AGGRESSIVE GROWTH FUND INC.
		By: /s/ Heath B. McLendon
		Heath B. McLendon
		Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature			Title				Date

/s/ Heath B. McLendon*	Chairman of the Board
	12/19/97
Heath B. McLendon	(Chief Executive Officer)

/s/ Lewis E. Daidone*	Senior Vice President and Treasurer
	12/19/97
Lewis E. Daidone	(Chief Financial and Accounting Officer)

/s/ Paul R. Ades*		Director
	12/19/97
Paul R. Ades

/s/ Herbert Barg*		Director
	12/19/97
Herbert Barg

/s/ Dwight B. Crane*	Director
	12/19/97
Dwight B. Crane

/s/ Frank Hubbard*	Director
	12/19/97
Frank Hubbard

/s/ Ken Miller*		Director
	12/19/97
Ken Miller

/s/ John F. White		Director
	12/19/97
John F. White


*Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated September 8, 1994.

/s/ Heath B. McLendon
Heath B. McLendon

EXHIBITS

Exhibit No.		Description of Exhibits

(9)(a)		Administration Agreement
(11)		Consent of Independent Auditors
(17)		Financial Data Schedule
		Cover Letter to SEC